As filed with the Securities and Exchange                     File No. 33-59749
Commission on February 13, 1998                               File No. 811-8582

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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

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                        POST-EFFECTIVE AMENDMENT NO. 7 TO
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                and Amendment to

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

--------------------------------------------------------------------------------

        Variable Annuity Account I of Aetna Insurance Company of America

                       Aetna Insurance Company of America

            151 Farmington Avenue, RE4A, Hartford, Connecticut 06156

        Depositor's Telephone Number, including Area Code (860) 273-4686

                           Julie E. Rockmore, Counsel
                       Aetna Insurance Company of America
            151 Farmington Avenue, RE4A, Hartford, Connecticut 06156
                     (Name and Address of Agent for Service)

--------------------------------------------------------------------------------

It is proposed that this filing will become effective:

    --------      immediately upon filing pursuant to paragraph (b) of Rule 485
        X         on February 17, 1998 pursuant to paragraph (b) of Rule 485
    --------

                           VARIABLE ANNUITY ACCOUNT I
                              CROSS REFERENCE SHEET
                             Pursuant to Rule 481(a)


                                                                LOCATION - PROSPECTUS
                                                               DATED NOVEMBER 28, 1997,
FORM N-4                                                           AND AS AMENDED
ITEM NO.                  PART A (PROSPECTUS)                     FEBRUARY 17, 1998
  1     Cover Page...........................................  Cover Page, and as amended

  2     Definitions..........................................  Definitions, and as amended

  3     Synopsis.............................................  Prospectus Summary, and as amended;
                                                               Fee Table, and as amended

  4     Condensed Financial Information......................  Condensed Financial Information,
                                                               and as amended

  5     General Description of Registrant, Depositor, and
        Portfolio Companies..................................  The Company; Variable Annuity Account
                                                               I; The Funds, and as amended

  6     Deductions and Expenses..............................  Charges and Deductions, and as amended;
                                                               Distribution

  7     General Description of Variable Annuity Contracts....  Purchase, and as amended; Miscellaneous, and as amended

  8     Annuity Period.......................................  Annuity Period, and as amended

  9     Death Benefit........................................  Death Benefit During Accumulation Period;
                                                               Death Benefit Payable During the Annuity
                                                               Period

  10    Purchases and Contract Value.........................  Purchase, and as amended; Determining
                                                               Contract Valuation, and as amended

  11    Redemptions..........................................  Contract Rights - Withdrawals, and as
                                                               amended; Right to Cancel

  12    Taxes................................................  Tax Status, and as amended

  13    Legal Proceedings....................................  Miscellaneous - Legal Matters and
                                                               Proceedings, and as amended

  14    Table of Contents of the Statement of Additional       Statement of Additional Information -
        Information.........................................   Table of Contents






FORM N-4       PART B (STATEMENT OF                         LOCATION - STATEMENT OF
ITEM NO.       ADDITIONAL INFORMATION)                      ADDITIONAL INFORMATION

 15    Cover Page.........................................  Cover page

 16    Table of Contents..................................  Table of Contents

 17    General Information and History....................  General Information and History

 18    Services...........................................  General Information and History;
                                                            Independent Auditors

 19    Purchase of Securities Being Offered...............  Offering and Purchase of Contracts

 20    Underwriters.......................................  Offering and Purchase of Contracts

 21    Calculation of Performance Data....................  Performance Data; Average Annual Total
                                                            Return Quotations

 22    Annuity Payments...................................  Annuity Payments

 23    Financial Statements...............................  Financial Statements

                                 Part C (Other Information)

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                                  PARTS A AND B


The Prospectus is incorporated into Part A of this Post-Effective Amendment No. 7 by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 (File No. 33-59749), as filed electronically on November 26, 1997 (Accession No. 0000950146-97-001811). A Supplement dated February 17, 1998 to the Prospectus is included in this Post-Effective Amendment No. 7. The Statement of Additional Information is included in Part B of this Post-Effective Amendment No. 7.

                        Supplement dated February 17, 1998
                      to Prospectus Dated November 28, 1997
                       Aetna Insurance Company of America
                           Variable Annuity Account I
                               Aetna Marathon Plus


The prospectus dated May 1, 1997 and amended on November 28, 1997, is amended as follows:

1.  The cover page is amended to:

 a. Add references to "Roth IRAs" and Section 408A of the Internal Revenue Code, subject to approval by state regulatory agencies, in (2) of the opening paragraph.

 b. Add "In most states," to the beginning of the third paragraph. Add the following sentence after the first sentence: "In certain states, Purchase Payments may be allocated to the Fixed Account when the Guaranteed Account is not available."

 c. Add the following sentence in the paragraph following the list of investment options: "The Fixed Account is described in a separate Appendix to this Prospectus."

 d. The name of Calvert Responsibly Invested Balanced Portfolio is changed to Calvert Social Balanced Portfolio.

2. The definitions listed below are added or amended to describe a Contract offered as a Roth IRA or to describe a Fixed Account.

    Contract Year: The number of completed years since the date of the first payment under an individual Contract or to an Account under a group Contract.

    Fixed Account: A fixed interest option available in certain states which is described in an Appendix to this Prospectus. Amounts allocated to the Fixed Account are included in the Account Value.

    Individual Retirement Annuity: An individual or group variable deferred annuity intended to qualify under Code Section 408(b) or 408A.

    Qualified Contracts: Contracts available for use with plans entitled to special federal income tax treatment under Code Sections 401(a), 403(b), 408(b), 408A or 457.

    Roth IRA: An Individual Retirement Annuity intended to qualify under Code
    Section 408A.

3.  The Prospectus Summary is amended as follows:

    a. Contracts Offered is amended to add "including Roth IRAs" after "("IRAs")" in (2) of paragraph one:

    b. Free Look Period is amended to add the following sentence at the end of the paragraph:

       If the Purchase Payment to a Roth IRA is a rollover from a contract issued by the Company or an affiliate where the deferred sales charge was eliminated or reduced to facilitate the rollover to this Contract, the Purchase Payment will be restored to the contract from which it came.

    c. Investment Options is amended to add "or Fixed Account" after "Guaranteed Account" in the first paragraph. A third paragraph is added to read: "The Fixed Account is an option available under the Contract which allows you to earn a fixed rate of interest. (See the Appendix to this Prospectus.)"

    d. Transfers is amended to add "or Fixed Account" after "Guaranteed Account" in the first sentence. In the second paragraph, the following sentence is added after the second sentence: "In a Contract with a Fixed Account, the Fixed Account is only available for dollar cost averaging from the Fixed Account to the other investment options over a period not to exceed 12 months."

    e. Taxes is amended to read as follows:

    Earnings are not generally taxed until you or your Beneficiary(ies) actually receive a distribution from the Contract. A 10% federal tax penalty may be imposed on certain withdrawals. Special rules apply to distributions from a Roth IRA. (See "Tax Status.")

4. The section entitled "Fee Table" is amended to add the following information applicable to Roth IRAs:

    CONTRACT HOLDER TRANSACTION EXPENSES

    Deferred Sales Charge for withdrawals under each Contract (as a percentage of each Purchase Payment withdrawn). If the Purchase Payment is a rollover from another contract issued by the Company or an affiliate where the deferred sales charge has been waived, the deferred sales charge is based on the number of completed Contract Years since the date of the initial payment to the predecessor contract. The Company reserves the right to not accept any rollover contribution to an existing Contract.

    Completed Contract Years

    Less than 1                       5%
    1 or more but less than 2         4%
    2 or more but less than 3         3%
    3 or more but less than 4         2%
    4 or more but less than 5         1%
    5 or more                         0%
    Annual Maintenance Fee(1)     $30.00
    Transfer Charge(2)            $ 0.00

    SEPARATE ACCOUNT ANNUAL EXPENSES

    (Daily deductions, equal to the percentage shown on an annual basis, made from amounts allocated to the variable options under each Contract)

    During the Accumulation Period
      Mortality and Expense Risk Charge  ......     1.10%(3)
      Administrative Charge  ..................     0.15%
      Total Subaccount Annual Expenses   ......     1.25%
    During the Annuity Period
      Mortality and Expense Risk Charge  ......     1.25%
      Administrative Charge  ..................     0.00%(4)
      Total Subaccount Annual Expenses   ......     1.25%

----------
1) The maintenance fee, if applicable, will generally be deducted from each Account annually and if the full Account Value is withdrawn. The maintenance fee is waived when the Account Value is $50,000 or more on the date the maintenance fee is due. The amount shown is the maximum maintenance fee that can be deducted under the Contract.
2) During the Accumulation Period we currently allow an unlimited number of transfers without charge. However, we reserve the right to impose a fee of $10 for each transfer in excess of 12 per year.
3) Under certain Contracts the mortality and expense risk charge during the Accumulation Period may be reduced. See "Charges and Deductions" in the prospectus.
4) We currently do not impose an Administrative Charge during the Annuity Period. However, we reserve the right to deduct a daily charge of not more than 0.25% per year from the Subaccounts.


    ANNUAL EXPENSES OF THE FUNDS--Please refer to Fee Table--2 of the
    Prospectus.

    HYPOTHETICAL ILLUSTRATION (EXAMPLE)

    THIS EXAMPLE IS PURELY HYPOTHETICAL. IT SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR EXPECTED RETURN. ACTUAL EXPENSES AND/OR RETURN MAY BE MORE OR LESS THAN THOSE SHOWN BELOW.

    The following Examples illustrate the expenses that would have been paid assuming a $1,000 investment in the Contract and a 5% return on assets. For the purposes of these Examples, the maximum maintenance fee of $30.00 that can be deducted under the Contract has been converted to a percentage of assets equal to 0.00%.

                                                  EXAMPLE A                               EXAMPLE B
                                     If you withdraw the entire Account            If you do not withdraw the
                                   Value at the end of the periods shown,   Account Value, or if you annuitize at
                                    you would pay the following expenses,  the end of the periods shown, you would
                                      including any applicable deferred         pay the following expenses (no
                                                sales charges:             deferred sales charge is reflected)(1):
                                   1 year    3 years  5 years  10 years    1 year  3 years    5 years  10 years
Aetna Variable Fund                $60       $75      $98      $213        $18     $57        $98      $213
Aetna Income Shares                $59       $72      $94      $204        $18     $54        $94      $204
Aetna Variable Encore Fund         $58       $68      $87      $190        $16     $51        $87      $190
Aetna Investment Advisers Fund,    $60       $75      $99      $215        $19     $58        $99      $215
Inc.
Aetna Ascent Variable Portfolio    $62       $81      $108     $233        $20     $63        $108     $233
Aetna Crossroads Variable          $62       $81      $108     $233        $20     $63        $108     $233
Portfolio
Aetna Legacy Variable Portfolio    $62       $81      $108     $233        $20     $63        $108     $233
Aetna Variable Capital             $62       $81      $108     $233        $20     $63        $108     $233
Appreciation Portfolio
Aetna Variable Growth Portfolio    $62       $81      $108     $233        $20     $63        $108     $233
Aetna Variable Index Plus          $59       $73      $95      $206        $18     $55        $95      $206
Portfolio
Aetna Variable Small Company       $63       $85      $115     $248        $22     $67        $115     $248
Portfolio
Calvert Social Balanced            $62       $83      $112     $242        $21     $65        $112     $242
Portfolio (formerly Calvert
Responsibly Invested Balanced
Portfolio)
Fidelity VIP Equity-Income         $70       $84      $108     $215        $19     $58        $99      $215
Portfolio
Fidelity VIP Growth Portfolio      $71       $88      $114     $226        $20     $61        $105     $226
Fidelity VIP High Income           $71       $88      $115     $229        $20     $62        $106     $229
Portfolio
Fidelity VIP Overseas Portfolio    $74       $95      $126     $251        $22     $68        $117     $251
Fidelity VIP II Asset Manager      $72       $89      $116     $232        $20     $62        $107     $232
Portfolio
Fidelity VIP Contrafund Portfolio  $72       $89      $116     $232        $20     $62        $107     $232
Fidelity VIP II Index 500          $67       $75      $92      $182        $16     $48        $83      $182
Portfolio
Janus Aspen Aggressive Growth      $62       $81      $108     $234        $20     $63        $108     $234
Portfolio
Janus Aspen Balanced Portfolio     $63       $86      $117     $252        $22     $69        $117     $252
Janus Aspen Flexible Income        $62       $83      $112     $242        $21     $65        $112     $242
Portfolio
Janus Aspen Growth Portfolio       $61       $79      $105     $226        $20     $61        $105     $226
Janus Aspen Worldwide Growth       $62       $82      $110     $238        $21     $64        $110     $238
Portfolio
MFS Total Return Series            $64       $89      $122     $261        $23     $71        $122     $261
MFS World Governments Series       $64       $89      $122     $261        $23     $71        $122     $261
Oppenheimer Capital Appreciation   $62       $81      $108     $233        $20     $63        $108     $233
Fund
Oppenheimer Global Securities      $62       $82      $111     $239        $21     $65        $111     $239
Fund
Oppenheimer Growth & Income Fund   $64       $88      $120     $258        $23     $70        $120     $258
Oppenheimer Strategic Bond Fund    $62       $84      $113     $243        $21     $66        $113     $243
Portfolio Partners MFS Emerging    $62       $83      $112     $241        $21     $65        $112     $241
Equities Portfolio
Portfolio Partners MFS Research    $62       $84      $113     $243        $21     $66        $113     $243
Growth Portfolio
Portfolio Partners MFS Value       $63       $85      $115     $248        $22     $67        $115     $248
Equity Portfolio
Portfolio Partners Scudder         $64       $88      $120     $258        $23     $70        $120     $258
International Growth Portfolio
Portfolio Partners T. Rowe Price   $62       $81      $108     $233        $20     $63        $108     $233
Growth Equity Portfolio

----------
(1)This example would not apply if a nonlifetime variable annuity option is selected, and a lump sum settlement is requested within three years after annuity payments start, since the lump sum payment will be treated as a withdrawal during the Accumulation Period and will be subject to any deferred sales charge that would then apply. (Refer to Example A)

 5. The Funds section of Investment Options on page 1 of the Prospectus is amended to add ", or an investment in the Fixed Account in certain Contracts where the Guaranteed Account is not available," after the word "duration" in the last sentence of the first paragraph.

 6. A new section "Fixed Account" is added after Credited Interest Option on page 5 of the Prospectus. It reads:
    "Fixed Account
    In certain states, Purchase Payments may be allocated to the Fixed Account. Through the Fixed Account we guarantee to pay the minimum interest rate specified in the Contract. (See the Appendix)."

 7. The Purchase section of the Prospectus on page 5 is amended to add "including Roth IRAs" after "Annuities" in the first sentence and to add the following to the end of the first paragraph:

    A Roth IRA Contract is a special form of IRA which can accept nondeductible annual contributions. Contributions to a Simplified Employee Pension Plan ("SEP") are not permitted in a Roth IRA Contract. The Roth IRA Contract can also accept transfers and rollovers, but only from an Individual Retirement Annuity/Individual Retirement Account, subject to ordinary income tax, or from another Roth IRA. If the Purchase Payment to a Roth IRA is a rollover from a contract issued by the Company or an affiliate where the deferred sales charge was eliminated or reduced and the Contract is canceled during the free look period, the Purchase Payment will be restored to the predecessor contract.

 8. Add the following sentence to the end of Individual Contracts on page 5:

    "However, if the Purchase Payment to a Roth IRA is a rollover from a contract issued by the Company or an affiliate where the deferred sales charge was eliminated or reduced and the Contract is canceled during the free look period, the Purchase Payment will be restored to the predecessor contract."

 9. Add "or Fixed Account" after "Guaranteed Account" in Allocation of Purchase Payments on page 6.

10. In Mortality and Expense Risk Charge on page 7, add the following sentence after the second sentence:

    "If the Contract is issued as a Roth IRA, the mortality and expense risk charge is equal, on an annual basis, to 1.10% of the daily net assets of the Subaccounts."

11. The first two paragraphs under Deferred Sales Charge on page 7 are replaced with the following:

    Withdrawals of all or a portion of the Account Value may be subject to a deferred sales charge. The deferred sales charge is a percentage of Purchase Payments withdrawn from the Subaccounts and the Guaranteed Account or Fixed Account and, except for Roth IRAs, is based on the number of years which have elapsed since the Purchase Payment was made. The deferred sales charge on withdrawals from a Roth IRA is based on the number of years which have elapsed from the Account effective date. The deferred sales charge for each Purchase Payment is determined by multiplying the Purchase Payment withdrawn by the appropriate percentage, in accordance with the schedule set forth in the tables below. If the Purchase Payment is a rollover from another contract issued by the Company or an affiliate where the deferred sales charge has been waived, the deferred sales charge is based on the number of completed Contract Years since the date of the initial payment to the predecessor contract. The Company reserves the right to not accept any rollover contribution to an existing Contract.

    Withdrawals are taken first against Purchase Payments, then against any increase in value. However, the deferred sales charge only applies to the Purchase Payment (not to any associated changes in value). To satisfy a partial withdrawal, the deferred sales charge is calculated as if the Purchase Payments are withdrawn from the Subaccounts in the same order they were applied to the Account. Partial withdrawals from the Guaranteed Account or the Fixed Account will be treated as described in the Appendices attached to this Prospectus and the prospectus for the Guaranteed Account. The total charge will be the sum of the charges applicable for all of the Purchase Payments withdrawn.

    The following table applies to Roth IRA Contracts, including those issued in New York.

                                Deferred Sales
Completed Contract Years        Charge Deduction
  Less than 1                   5%
  1 or more but less than 2     4%
  2 or more but less than 3     3%
  3 or more but less than 4     2%
  4 or more but less than 5     1%
  5 or more                     0%

12. Deferred Sales Charge, page 7. In addition to the list of circumstances where a deferred sales charge will not be deducted, a deferred sales charge will not be deducted if the withdrawal is applied as a rollover to certain Roth Individual Retirement Annuities issued by the Company or an affiliate.

13. In Account Value on page 9, add "or the Fixed Account" to the end of the paragraph.

14. In Transfers on page 9 add as the third sentence to the first paragraph:

    "Transfers may be made from the Fixed Account to any of the investment options available subject to certain restrictions. Amounts may not be transferred into the Fixed Account from any of the investment options."

15. In Dollar Cost Averaging on page 10, add "or Fixed Account" after "Guaranteed Term" in the third sentence. Add as the next to the last sentence in the first paragraph: "If Dollar Cost Averaging is stopped with regard to amounts in the Fixed Account, the remaining balance in the Fixed Account will be transferred to the Aetna Variable Encore Fund Subaccount (a money market fund)."

16. Add the following to the end of the first paragraph under Withdrawals on page 10:

    Roth IRAs provide for a tax-free withdrawal of all assets in the Contract, both contributions and earnings, provided the withdrawal is not made within the 5-taxable year period beginning with the first tax year for which a contribution was made, and the distribution is made after attainment of age 59-1/2, or on account of death or disability, or for a qualified first-time home purchase.

    Also add "or Fixed Account" after "Guaranteed Account" in the third paragraph.

17. Under Systematic Distribution Option add the following:

    "ECO" is not available under the Roth IRA Contract."

18. Under Annuity Period on page 14, add the following:

    For Roth IRAs, the minimum distribution rules do not apply prior to your death. You are not required to begin taking minimum annual distributions by April 1 of the calendar year following the calendar year in which you attain age 70-1/2. The general rule that annuity payments may not extend beyond your life/life expectancy or beyond the joint lives/joint life expectancies of you and your beneficiaries does not apply to a Roth IRA. The minimum distribution rules which apply to the beneficiary at your death and which are described in the Prospectus continue to apply. The rules differ depending on whether you die after distributions have begun.

19. Under Individual Retirement Annuities and Simplified Employee Pension Plans on page 22, add the following:

    Section 408A of the Code permits eligible individuals to contribute to a Roth IRA on an after-tax (nondeductible) basis.

    Distributions from other types of qualified plans are not permitted to be transferred or rolled over to a Roth IRA. A Roth IRA can accept transfers/rollovers only from an IRA, subject to ordinary income tax, or from another Roth IRA.

20. Under Withdrawals on page 19, add the following:

    Any "qualified" distribution from a Roth IRA is not includible in gross income. A "qualified" distribution is any distribution made after you have attained age 59-1/2, or on account of your death or disability, or for a qualified first-time home purchase. A distribution will not be treated as "qualified" if it is made within the 5-taxable year period beginning with the first taxable year for which a contribution was made. If a distribution is not "qualified", the accumulated earnings are includible in income. The 10% premature distribution penalty will apply to the taxable portion of the distribution unless one of the exceptions under the Code applies. (See Section 21 of this Supplement.) A partial distribution will first be treated as a return of cost basis (i.e. aggregate amount of contributions.)

    For Roth IRAs the minimum distribution rules do not apply prior to your death. (See "Annuity Period" above.)

21. Under Penalty Tax on page 20, replace the language in the fourth paragraph with the following:

    In general, except for (d), the same exceptions described in the preceding paragraph will apply to distributions made from an Individual Retirement Annuity, including a distribution from a Roth IRA that is not a "qualified distribution" or a rollover to a Roth IRA that is not a "qualified rollover" contribution. Beginning January 1, 1997, the penalty tax is also waived on distributions made from an IRA to pay for health insurance premiums for certain unemployed individuals. Beginning January 1, 1998, the penalty tax is waived if the amounts withdrawn are used for a qualified first-time home purchase or for higher education expenses.

22. The following information is added as its own subsection to the end of the section entitled "Miscellaneous" on page 23:

    Year 2000

    Aetna Inc. (referred to collectively with its subsidiaries and affiliates as "Aetna"), has developed and is currently executing a plan to make its computer systems and applications accommodate date-sensitive information relating to the Year 2000. The plan covers four stages including (i) inventory, (ii) assessment, (iii) remediation and (iv) testing and certification. Aetna is currently in the assessment or remediation stages of its plan for the systems and applications related to the Separate Account, including those relating to the Company, and Aeltus Investment Management, Inc., the subadviser to most Aetna affiliated mutual funds. Testing and certification of these systems is targeted for completion by mid 1999. The costs of these efforts will not affect the Separate Account.

    The Company, its affiliates and the mutual funds that serve as investment options for the Separate Account also have relationships with investment advisers, broker dealers, transfer agents, custodians or other securities industry participants or other service providers that are not affiliated with Aetna. Aetna is currently examining its relationships with third parties as part of its Year 2000 plan. While the Company believes that United States securities industry participants generally are preparing their computer systems and applications to accommodate Year 2000 date-sensitive information, preparation by third parties is outside the Company's control. There can be no assurance that failure of third parties to complete adequate preparations in a timely manner, and any resulting systems interruptions or other consequences, would not have an adverse effect, directly or indirectly, on the Separate Account, including, without limitation, its operation or the valuation of its assets and units.

                                    APPENDIX
                                  FIXED ACCOUNT


The Fixed Account is an investment option available during the Accumulation Period under the Contracts. The following summarizes material information concerning the Fixed Account that is offered as an option under the Contract. Additional information may be found in your Contract. Amounts allocated to the Fixed Account are held in the Company's general account that supports insurance and annuity obligations. Interests in the Fixed Account have not been registered with the SEC in reliance on exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus regarding the Fixed Account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. Disclosure in this Appendix regarding the Fixed Account has not been reviewed by the SEC.

Fixed Account

Amounts allocated to this option will earn the minimum guaranteed interest rate specified in the Contract. The Company may credit a higher interest rate from time to time. The Company's determination of interest rates reflects the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option, the Company assumes the risk of investment gain or loss by guaranteeing Net Purchase Payment values and promising a minimum interest rate and Annuity payment.

Amounts applied to the Fixed Account will earn the interest rate declared on the date the Purchase Payment is received in good order at the Company's Home Office. The Fixed Account is only available in certain states. If a withdrawal is made from the Fixed Account, a deferred sales charge may apply. Amounts allocated to the Fixed Account will count as an option for purposes of the 18 investment option limit. (See the Contract Prospectus).

Dollar Cost Averaging

Amounts invested in the Fixed Account must be transferred into the other investment options available under the Contract over a period not to exceed 12 months under the Dollar Cost Averaging Program. In the event a Certificate Holder discontinues dollar cost averaging, the remaining balance in the Fixed Account will be transferred into the Aetna Variable Encore Fund Subaccount (a money market fund) unless directed otherwise.

Mortality and Expense Risk Charges

The Fixed Account will reflect a compound interest rate credited by the Company. The interest rate quoted is an annual effective yield. The Company makes no deductions from the credited interest rate for mortality and expense risks; these risks are considered in determining the credited rate.

Transfers Among Investment Options

Transfers from the Fixed Account to any other available investment option under the Contract are allowed in each calendar year during the Accumulation Period. The amount which may be transferred may vary at the Company's discretion; however, it will never be less than 10% of the amount held under the Fixed Account.

By giving notice to the Company at its Home Office at least 30 days before Annuity payments begin, the Certificate Holder may elect to have amounts which have accumulated under the Fixed Account transferred to one or more of the investment options available during the Annuity Period to provide Annuity payments.

Under certain emergency conditions, we may defer payment of a Fixed Account withdrawal value (a) for a period of up to six months, or (b) as allowed by federal law.

Condensed Financial Information--Page AUV History--1 through AUV History--4

The following information supplements the Condensed Financial Information Table to reflect condensed financial information for investment options available as of September 30, 1997. Not all investment options shown here are currently available.

                         CONDENSED FINANCIAL INFORMATION
    (Selected data for accumulation units outstanding throughout each period)
===============================================================================

The condensed financial information presented below for the period ended September 30, 1997 (unaudited) is supplemental to the Condensed Financial Information for the ten-year period ended December 31, 1996 (audited) in the Prospectus.

                                                                                    Period ended
                                                                                  September 30,1997
                                                                                     (Unaudited)
AETNA VARIABLE FUND
Value at beginning of period                                                           $12.769
Value at end of period                                                                 $16.692
Increase (decrease) in value of accumulation unit(1)                                     30.72%
Number of accumulation units outstanding at end of period                            727,748.4
AETNA INCOME SHARES
Value at beginning of period                                                           $10.489
Value at end of period                                                                 $11.047
Increase (decrease) in value of accumulation unit(1)                                      5.32%
Number of accumulation units outstanding at end of period                            214,314.3
AETNA VARIABLE ENCORE FUND
Value at beginning of period                                                           $10.481
Value at end of period                                                                 $10.791
Increase (decrease) in value of accumulation unit(1)                                      2.95%
Number of accumulation units outstanding at end of period                          1,195,320.2
AETNA INVESTMENT ADVISERS FUND, INC.
Value at beginning of period                                                           $11.781
Value at end of period                                                                 $13.996
Increase (decrease) in value of accumulation unit(1)                                     18.80%
Number of accumulation units outstanding at end of period                            270,139.6
AETNA ASCENT VARIABLE PORTFOLIO
Value at beginning of period                                                           $12.674
Value at end of period                                                                 $15.182
Increase (decrease) in value of accumulation unit(1)                                     19.79%
Number of accumulation units outstanding at end of period                             48,617.6
AETNA CROSSROADS VARIABLE PORTFOLIO
Value at beginning of period                                                           $12.123
Value at end of period                                                                 $14.155
Increase (decrease) in value of accumulation unit(1)                                     16.76%
Number of accumulation units outstanding at end of period                             20,507.0
AETNA LEGACY VARIABLE PORTFOLIO
Value at beginning of period                                                           $11.613
Value at end of period                                                                 $13.095
Increase (decrease) in value of accumulation unit(1)                                     12.76%
Number of accumulation units outstanding at end of period                             46,190.6
AETNA VARIABLE CAPITAL  APPRECIATION  PORTFOLIO(4)
Value at beginning of period                                                           $10.856
Value at end of period                                                                 $13.367
Increase (decrease) in value of accumulation unit(1)                                     23.13%
Number of accumulation units outstanding at end of period                             20,351.6
AETNA VARIABLE GROWTH PORTFOLIO(4)
Value at beginning of period                                                           $10.667
Value at end of period                                                                 $13.834
Increase (decrease) in value of accumulation unit(1)                                     29.69%
Number of accumulation units outstanding at end of period                             26,942.3
AETNA VARIABLE INDEX PLUS PORTFOLIO
Value at beginning of period                                                           $10.919
Value at end of period                                                                 $14.077
Increase (decrease) in value of accumulation unit(1)                                     28.93%
Number of accumulation units outstanding at end of period                            193,926.5
AETNA VARIABLE SMALL COMPANY PORTFOLIO(4)
Value at beginning of period                                                           $11.313
Value at end of period                                                                 $14.070
Increase (decrease) in value of accumulation unit(1)                                     24.37%
Number of accumulation units outstanding at end of period                             37,280.5




                   CONDENSED FINANCIAL INFORMATION (continued)
================================================================================
                                                                                    Period Ended
                                                                                  September 30, 1997
                                                                                     (Unaudited)

ALGER AMERICAN BALANCED PORTFOLIO(3)
Value at beginning of period                                                           $10.713
Value at end of period                                                                 $12.879
Increase (decrease) in value of
   accumulation unit(1)                                                                  20.21%
Number of accumulation units outstanding at end of period                             94,600.9
ALGER AMERICAN GROWTH PORTFOLIO(2)
Value at beginning of period                                                           $10.940
Value at end of period                                                                 $14.097
Increase (decrease) in value of
   accumulation unit(1)                                                                  28.85%
Number of accumulation units outstanding at end of period                            945,397.6
ALGER AMERICAN INCOME AND GROWTH PORTFOLIO(3)
Value at beginning of period                                                           $11.333
Value at end of period                                                                 $15.103
Increase (decrease) in value of
   accumulation unit(1)                                                                  33.26%
Number of accumulation units outstanding at end of period                            244,778.0
ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO(3)
Value at beginning of period                                                           $11.188
Value at end of period                                                                 $14.051
Increase (decrease) in value of
   accumulation unit(1)                                                                  25.58%
Number of accumulation units outstanding at end of period                            212,806.4
ALGER AMERICAN MIDCAP GROWTH PORTFOLIO(2)
Value at beginning of period                                                           $10.667
Value at end of period                                                                 $13.087
Increase (decrease) in value of
   accumulation unit(1)                                                                  22.69%
Number of accumulation units outstanding at end of period                            600,542.6
ALGER AMERICAN SMALL CAP PORTFOLIO(2)
Value at beginning of period                                                            $9.800
Value at end of period                                                                 $11.520
Increase (decrease) in value of accumulation unit(1)                                     17.56%
Number of accumulation units outstanding at end of period                          1,075,053.2
AMERICAN CENTURY VP BALANCED APPRECIATION(3)
Value at beginning of period                                                           $11.284
Value at end of period                                                                 $12.994
Increase (decrease) in value of accumulation unit(1)                                     15.15%
Number of accumulation units outstanding at end of period                             52,222.8
AMERICAN CENTURY VP CAPITAL APPRECIATION(2)
Value at beginning of period                                                            $9.183
Value at end of period                                                                 $10.098
Increase (decrease) in value of accumulation unit(1)                                      9.97%
Number of accumulation units outstanding at end of period                            120,331.5
AMERICAN CENTURY VP INTERNATIONAL(3)
Value at beginning of period                                                           $11.574
Value at end of period                                                                 $14.103
Increase (decrease) in value of accumulation unit(1)                                     21.85%
Number of accumulation units outstanding at end of period                            171,760.3
FEDERATED AMERICAN LEADERS FUND II(3)
Value at beginning of period                                                           $13.639
Value at end of period                                                                 $17.441
Increase (decrease) in value of accumulation unit(1)                                     27.88%
Number of accumulation units outstanding at end of period                          6,196,311.2
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II(3)
Value at beginning of period                                                           $10.809
Value at end of period                                                                 $11.338
Increase (decrease) in value of accumulation unit(1)                                      4.89%
Number of accumulation units outstanding at end of period                            486,893.1




                   CONDENSED FINANCIAL INFORMATION (continued)
===============================================================================
                                                                                    Period Ended
                                                                                  September 30, 1997
                                                                                     (Unaudited)
FEDERATED HIGH INCOME BOND FUND II(3)
Value at beginning of period                                                           $11.920
Value at end of period                                                                 $13.156
Increase (decrease) in value of accumulation unit(1)                                     10.37%
Number of accumulation units outstanding at end of period                          1,838,830.9
FEDERATED UTILITY FUND II(3)
Value at beginning of period                                                           $12.361
Value at end of period                                                                 $13.712
Increase (decrease) in value of accumulation unit(1)                                     10.93%
Number of accumulation units outstanding at end of period                          1,318,619.7
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                                                           $11.855
Value at end of period                                                                 $14.731
Increase (decrease) in value of accumulation unit(1)                                     24.26%
Number of accumulation units outstanding at end of period                          2,038,703.4
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period                                                           $10.940
Value at end of period                                                                 $13.475
Increase (decrease) in value of accumulation unit(1)                                     23.17%
Number of accumulation units outstanding at end of period                          1,246,017.9
FIDELITY VIP HIGH INCOME PORTFOLIO
Value at beginning of period                                                           $11.410
Value at end of period                                                                 $13.158
Increase (decrease) in value of accumulation unit(1)                                     15.32%
Number of accumulation units outstanding at end of period                            606,434.6
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period                                                           $11.447
Value at end of period                                                                 $13.537
Increase (decrease) in value of accumulation unit(1)                                     18.26%
Number of accumulation units outstanding at end of period                            216,953.3
FIDELITY VIP II ASSET MANAGER PORTFOLIO
Value at beginning of period                                                           $11.674
Value at end of period                                                                 $13.643
Increase (decrease) in value of accumulation unit(1)                                     16.87%
Number of accumulation units outstanding at end of period                            210,254.6
FIDELITY VIP II CONTRAFUND PORTFOLIO
Value at beginning of period                                                           $12.093
Value at end of period                                                                 $15.048
Increase (decrease) in value of accumulation unit(1)                                     24.44%
Number of accumulation units outstanding at end of period                          1,377,449.0
FIDELITY VIP II INDEX 500 PORTFOLIO
Value at beginning of period                                                           $12.722
Value at end of period                                                                 $16.256
Increase (decrease) in value of accumulation unit(1)                                     27.77%
Number of accumulation units outstanding at end of period                          1,221,871.2
FIDELITY VIP II INVESTMENT GRADE BOND PORTFOLIO(3)
Value at beginning of period                                                           $10.455
Value at end of period                                                                 $10.986
Increase (decrease) in value of accumulation unit(1)                                      5.08%
Number of accumulation units outstanding at end of period                            104,768.3
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period                                                           $11.376
Value at end of period                                                                 $12.454
Increase (decrease) in value of accumulation unit(1)                                      9.48%
Number of accumulation units outstanding at end of period                            503,161.2
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                                                           $12.038
Value at end of period                                                                 $14.221
Increase (decrease) in value of accumulation unit(1)                                     18.14%
Number of accumulation units outstanding at end of period                            449,989.5
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                                                           $11.136
Value at end of period                                                                 $11.937
Increase (decrease) in value of accumulation unit(1)                                      7.19%
Number of accumulation units outstanding at end of period                            117,157.9




                   CONDENSED FINANCIAL INFORMATION (continued)
================================================================================
                                                                                    Period Ended
                                                                                  September 30, 1997
                                                                                     (Unaudited)
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                                                           $12.171
Value at end of period                                                                 $14.943
Increase (decrease) in value of accumulation unit(1)                                     22.77%
Number of accumulation units outstanding at end of period                            596,203.9
JANUS ASPEN SHORT-TERM BOND PORTFOLIO(2)
Value at beginning of period                                                           $10.417
Value at end of period                                                                 $10.829
Increase (decrease) in value of accumulation unit(1)                                      3.96%
Number of accumulation units outstanding at end of period                             75,325.9
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                                                           $13.393
Value at end of period                                                                 $16.789
Increase (decrease) in value of accumulation unit(1)                                     25.36%
Number of accumulation units outstanding at end of period                          2,523,820.9
LEXINGTON EMERGING MARKETS FUND, INC.(3)
Value at beginning of period                                                           $10.328
Value at end of period                                                                 $11.372
Increase (decrease) in value of accumulation unit(1)                                     10.11%
Number of accumulation units outstanding at end of period                            176,673.1
LEXINGTON NATURAL RESOURCES TRUST(3)
Value at beginning of period                                                           $13.194
Value at end of period                                                                 $16.128
Increase (decrease) in value of accumulation unit(1)                                     22.24%
Number of accumulation units outstanding at end of period                            111,932.5
MFS EMERGING GROWTH SERIES(2)
Value at beginning of period                                                           $10.074
Value at end of period                                                                 $12.559
Increase (decrease) in value of accumulation unit(1)                                     24.66%
Number of accumulation units outstanding at end of period                            995,245.5
MFS RESEARCH SERIES(2)
Value at beginning of period                                                           $10.970
Value at end of period                                                                 $13.327
Increase (decrease) in value of accumulation unit(1)                                     21.49%
Number of accumulation units outstanding at end of period                            866,379.0
MFS TOTAL RETURN SERIES
Value at beginning of period                                                           $10.894
Value at end of period                                                                 $12.707
Increase (decrease) in value of accumulation unit(1)                                     16.63%
Number of accumulation units outstanding at end of period                            430,869.1
MFS VALUE SERIES(2)
Value at beginning of period                                                           $10.334
Value at end of period                                                                 $12.576
Increase (decrease) in value of accumulation unit(1)                                     21.69%
Number of accumulation units outstanding at end of period                             76,223.9
MFS WORLD GOVERNMENT SERIES
Value at beginning of period                                                           $10.471
Value at end of period                                                                 $10.334
Increase (decrease) in value of accumulation unit(1)                                     (1.30%)
Number of accumulation units outstanding at end of period                             73,945.6
OPPENHEIMER CAPITAL APPRECIATION FUND(4)
Value at beginning of period                                                           $10.516
Value at end of period                                                                 $13.267
Increase (decrease) in value of accumulation unit(1)                                     26.16%
Number of accumulation units outstanding at end of period                             24,148.2
OPPENHEIMER GLOBAL SECURITIES FUND(4)
Value at beginning of period                                                           $10.488
Value at end of period                                                                 $11.862
Increase (decrease) in value of accumulation unit(1)                                     13.10%
Number of accumulation units outstanding at end of period                             37,181.7
OPPENHEIMER GROWTH & INCOME FUND(4)
Value at beginning of period                                                           $10.497
Value at end of period                                                                 $12.494
Increase (decrease) in value of accumulation unit(1)                                     19.02%
Number of accumulation units outstanding at end of period                            130,134.4




                   CONDENSED FINANCIAL INFORMATION (continued)
===============================================================================
                                                                                    Period Ended
                                                                                  September 30, 1997
                                                                                     (Unaudited)
OPPENHEIMER STRATEGIC BOND FUND (4)
Value at beginning of period                                                           $10.187
Value at end of period                                                                 $10.678
Increase (decrease) in value of accumulation unit(1)                                      4.82%
Number of accumulation units outstanding at end of period                             59,319.2

(1) The above figures are calculated by subtracting the beginning Accumulation Unit value from the ending Accumulation Unit value during a calendar year or shorter period, and dividing the result by the beginning Accumulation Unit value. These figures do not reflect the deferred sales charges or the fixed dollar annual maintenance fee, if any. Inclusion of these charges would reduce the investment results shown.

(2) These Funds were replaced effective November 28,1997 as described in prospectus supplement dated August 21,1997.

(3) These Funds were closed effective November 28,1997 as described in prospectus supplement dated August 21,1997.

(4) Reflects less than a full year of performance activity. Funds were first received in this option during May 1997.

--------------------------------------------------------------------------------
                           VARIABLE ANNUITY ACCOUNT I
                                       OF
                    AETNA LIFE INSURANCE AND ANNUITY COMPANY
--------------------------------------------------------------------------------
           Statement of Additional Information dated February 17, 1998
                               AICA Marathon Plus

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Variable Annuity Account I (the "Separate Account") dated November 28, 1997 and as supplemented on February 17, 1998.

A free prospectus is available upon request from the local Aetna Insurance Company of America office or by writing to or calling:

                       Aetna Insurance Company of America
                                Customer Service
                              151 Farmington Avenue
                           Hartford, Connecticut 06156
                                 1-800-531-4547


Read the prospectus before you invest. Terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.

                                TABLE OF CONTENTS

                                                                          Page
                                                                          ----

General Information and History..........................................   2

Variable Annuity Account I...............................................   2

Offering and Purchase of Contracts.......................................   3
Performance Data.........................................................   3
      General............................................................   3
      Average Annual Total Return Quotations.............................   4
Annuity Payments.........................................................   7
Sales Material and Advertising...........................................   8
Independent Auditors.....................................................   8
Financial Statements of the Separate Account............................. S-1
Financial Statements of the Company...................................... F-1

                         GENERAL INFORMATION AND HISTORY


Aetna Insurance Company of America (the "Company") is a stock life insurance company which was organized under the insurance laws of the State of Connecticut in 1990. The Company is a wholly owned subsidiary of Aetna Life Insurance and Annuity Company ("ALIAC"), a wholly owned subsidiary of Aetna Retirement Holdings, Inc., which is in turn a wholly owned subsidiary of Aetna Retirement Services, Inc., and an indirect wholly owned subsidiary of Aetna Inc. The Company's Home Office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.

ALIAC, a registered broker-dealer under the Securities Exchange Act of 1934, serves as the principal underwriter for Account I. ALIAC is also a registered investment adviser under the Investment Advisers Act of 1940.


Other than the mortality and expense risk charges and administrative charge described in the prospectus, all expenses incurred in the operations of the Separate Account are borne by the Company. See "Charges and Deductions" in the prospectus. The Company receives reimbursement for certain administrative costs from some unaffiliated sponsors of the Funds used as funding options under the Contract. These fees generally range up to 0.25%.

The assets of the Separate Account are held by the Company. The Separate Account has no custodian. However, the Funds in whose shares the assets of the Separate Account are invested each have custodians, as discussed in their respective prospectuses.


                           VARIABLE ANNUITY ACCOUNT I

Variable Annuity Account I (the "Separate Account") is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940, as amended. Purchase Payments made under the Contract may be allocated to one or more of the Subaccounts. Each Subaccount invests in the shares of only one of the Funds listed below. The Company may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the Contract. The availability of the Funds is subject to applicable regulatory authorization. Not all Funds are available in all jurisdictions or under all Contracts.

The Funds currently available under the Marathon Plus Contract are as follows:


   Aetna Variable Fund                                 Fidelity VIP II Index 500 Portfolio
   Aetna Income Shares                                 Janus Aspen Aggressive Growth Portfolio
   Aetna Variable Encore Fund                          Janus Aspen Balanced Portfolio
   Aetna Investment Advisers Fund, Inc.                Janus Aspen Flexible Income Portfolio
   Aetna Ascent Variable Portfolio                     Janus Aspen Growth Portfolio
   Aetna Crossroads Variable Portfolio                 Janus Aspen Worldwide Growth Portfolio
   Aetna Legacy Variable Portfolio                     MFS Total Return Series
   Aetna Variable Capital Appreciation Portfolio       MFS World Governments Series
   Aetna Variable Growth Portfolio                     Oppenheimer Capital Appreciation Fund
   Aetna Variable Index Plus Portfolio                 Oppenheimer Global Securities Fund
   Aetna Variable Small Company Portfolio              Oppenheimer Growth & Income Fund
   Calvert Social Balanced Portfolio                   Oppenheimer Strategic Bond Fund
     (formerly Calvert Responsibily                    Portfolio Partners MFS Emerging Equities Portfolio
      Invested Balanced Portfolio)                       Portfolio Partners MFS Research Growth Portfolio
   Fidelity VIP Equity-Income Portfolio                Portfolio Partners MFS Value Equity Portfolio
   Fidelity VIP Growth Portfolio                       Portfolio Partners Scudder International
   Fidelity VIP High Income Portfolio                    Growth Portfolio
   Fidelity VIP Overseas Portfolio                     Portfolio Partners T. Rowe Price Growth
   Fidelity VIP II Asset Manager Portfolio               Equity Portfolio
   Fidelity VIP II Contrafund Portfolio


Complete descriptions of each of the Funds, including their investment objectives, policies, risks and fees and expenses, are contained in the prospectuses and statements of additional information for each of the Funds.

                       OFFERING AND PURCHASE OF CONTRACTS

The Company is the depositor and ALIAC is the principal underwriter for the securities sold by the prospectus. ALIAC offers the Contracts through life insurance agents licensed to sell variable annuities who are Registered Representatives as defined in the prospectus. The offering of the Contracts is continuous. A description of the manner in which Contracts are purchased may be found in the prospectus under the sections titled "Purchase" and "Contract Valuation."

                                PERFORMANCE DATA

GENERAL

From time to time, the Company may advertise different types of historical performance for the Subaccounts of the Separate Account available under the Contracts. The Company may advertise the "standardized average annual total returns," calculated in a manner prescribed by the Securities and

Exchange Commission (the "standardized return"), as well as "non-standardized returns," both of which are described below.


The standardized and non-standardized total return figures are computed according to a formula in which a hypothetical initial Purchase Payment of $1,000 is applied to the various Subaccounts under the Contract, and then related to the ending redeemable values over one, five and ten year periods (or fractional periods thereof). The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent. The standardized figures use the actual returns of the Fund since the date the Fund was first available under the Separate Account and then adjust them to reflect the deduction of the maximum amount of recurring charges under the Contracts during each period (e.g., 1.25% mortality and expense risk charge, $30.00 maintenance fee, 0.15% administrative charge, and deferred sales charges of 7% of Purchase Payment grading down to 0% after 7 years). These charges will be deducted on a pro rata basis in the case of fractional periods. The maintenance fee is converted to a percentage of assets based on the average account size under the Contracts described in the prospectus. The total return figures shown below may be different from the actual historical total return under your Contract because for periods prior to 1994, the Subaccount's investment performance reflected the investment performance of the underlying Fund plus any cash held by the Subaccount.


The non-standardized figures will be calculated in a similar manner, except that they will not reflect the deduction of any applicable deferred sales charge (which would decrease the level of performance shown if reflected in these calculations). The non-standardized figures may also include monthly, quarterly, year-to-date and three-year periods and may include returns calculated from the Fund's inception date and/or the date the Fund was added to the Separate Account.

Investment results of the Subaccounts will fluctuate over time, and any presentation of the Subaccounts' total return quotations for any prior period should not be considered as a representation of how the Subaccounts will perform in any future period. Additionally, the Account Value upon redemption may be more or less than your original cost.

AVERAGE ANNUAL TOTAL RETURN QUOTATIONS - Standardized and Non-Standardized


The tables shown below reflect the average annual standardized and non-standardized total return quotation figures for the periods ended September 30, 1997 for the Subaccounts available under the Separate Account as of September 30, 1997 (not all such Funds are currently available). For those Subaccounts where results are not available for the full calendar period indicated, the percentage shown is an average annual return since the date contributions were first received in the Fund under the Separate Account (in the case of standardized performance) or the Fund's inception date (in the case of nonstandardized performance). (Percentages reflecting partial periods are denoted with an asterisk.)


-----------------------------------------------------------------------------------------------------------------------------
                                                                   Date                                            Fund
      ($30.00 Maintenance Fee)              Standardized        Contributions          Non-Standardized            Inception
                                                                   First                                             Date
                                                                 Received
                                                                   Under
                                                                 Separate
                                                                  Account
------------------------------------------------------------------------------------------------------------------------------
             Subaccount              One        Five      Ten                 One      Three      Five      Ten
                                     Year       Years    Years                Year      Year      Year      Year
------------------------------------------------------------------------------------------------------------------------------
Aetna Ascent Variable Portfolio       19.74%   26.11%*           07/31/96    28.75%    23.37%*                       07/05/95
------------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads Variable Portfolio   15.11%   19.80%*           07/31/96    23.77%    19.28%*                       07/05/95
------------------------------------------------------------------------------------------------------------------------------
Aetna Income Shares                    0.19%    0.44%*           01/31/96     7.73%     7.77%     5.26%      8.04%   05/15/73
------------------------------------------------------------------------------------------------------------------------------
Aetna Investment Advisers Fund, Inc.  14.91%   15.77%*           02/29/96    23.56%    19.05%    12.84%     11.08%*  04/03/89
------------------------------------------------------------------------------------------------------------------------------
Aetna Legacy Variable Portfolio        9.74%   11.30%*           05/31/96    17.99%    14.90%*                       07/05/95
------------------------------------------------------------------------------------------------------------------------------
Aetna Variable Capital Appreciation   13.27%*                    05/30/97    41.54%*                                 12/13/96
Portfolio
------------------------------------------------------------------------------------------------------------------------------
Aetna Variable Encore Fund            (3.30%)  (0.01%)*          02/29/96     3.98%     4.12%     3.24%      4.52%   08/01/75
------------------------------------------------------------------------------------------------------------------------------
Aetna Variable Fund                   31.74%   27.30%*           01/31/96    41.66%    27.74%    17.39%     12.95%   05/01/75
------------------------------------------------------------------------------------------------------------------------------
Aetna Variable Growth Portfolio       16.25%*                    05/30/97    39.80%*                                 12/13/96
------------------------------------------------------------------------------------------------------------------------------
Aetna Variable Index Plus Portfolio   25.40%*                    10/31/96    39.90%    38.92%*                       09/16/96
------------------------------------------------------------------------------------------------------------------------------
Aetna Variable Small Company          15.66%*                    05/30/97    38.33%*                                 12/27/96
Portfolio
------------------------------------------------------------------------------------------------------------------------------
Alger American Balanced               13.87%   12.48%*           04/30/96    22.44%    18.07%    12.24%      8.89%*  09/05/89
Portfolio (1)
------------------------------------------------------------------------------------------------------------------------------
Alger American Growth                 23.66%   19.04%*           01/31/96    32.97%    25.77%    21.64%     18.86%*  01/09/89
Portfolio (2)
------------------------------------------------------------------------------------------------------------------------------
Alger American Income & Growth        32.80%   28.24%*           03/29/96    42.80%    27.72%    17.80%     12.48%*  11/15/88
Portfolio (1)
------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap       16.44%   11.37%*           04/30/96    25.20%    38.37%*                       01/25/95
Portfolio (1)
------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth          15.60%   23.48%*           05/03/93    24.30%    25.84%    23.89%*             05/03/93
Portfolio (2)
------------------------------------------------------------------------------------------------------------------------------
Alger American Small Cap (2)           4.99%    8.38%*           01/31/96    12.89%    20.82%    16.54%     19.00%*  09/21/88
------------------------------------------------------------------------------------------------------------------------------
American Century VP Balanced (1)      10.67%   12.71%*           05/31/96    19.00%    14.98%    10.33%     10.03%*  05/01/91
------------------------------------------------------------------------------------------------------------------------------
American Century VP Cap               (7.16%)  (1.37%)*          03/30/96    (0.17%)   10.63%     8.72%      9.59%*  11/20/87
Appreciation (2)
------------------------------------------------------------------------------------------------------------------------------
American Century VP                   19.54%   18.19%*           03/29/96    28.54%    12.54%    11.07%*             05/01/94
International (1)
------------------------------------------------------------------------------------------------------------------------------
Federated  Utility Fund II (1)        12.88%   13.21%*           06/30/95    21.37%    13.93%    10.26%*             02/10/94
------------------------------------------------------------------------------------------------------------------------------
Federated American Leaders            27.32%   26.04%*           10/31/95    36.91%    25.75%    20.71%*             02/10/94
Fund II (1)
------------------------------------------------------------------------------------------------------------------------------
Federated Fund for US Gov't           (0.12%)   3.48%*           07/31/95     7.40%     5.22%     4.66%*             03/28/94
Securities II (1)
------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond             6.71%   11.12%*           07/31/95    14.74%    13.19%     9.99%*             03/01/94
Fund II (1)
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio  22.80%   17.18%*           01/31/96    32.05%    22.56%    19.79%     12.45%   10/09/86
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio         16.50%   17.78%*           01/31/96    25.27%    23.83%    19.69%     13.10%   10/09/86
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio     9.13%   12.44%*           03/29/96    17.35%    14.93%    12.30%     11.08%   09/19/85
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager         14.89%   14.67%*           04/30/96    23.53%    13.69%    11.77%     11.29%*  09/06/89
Portfolio
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund Portfolio  25.23%   23.26%*           03/29/96    34.66%    29.95%*                       01/03/95
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Index 500 Portfolio   28.22%   25.80%*           03/29/96    37.87%    27.75%    18.74%     18.64%*  08/27/92
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Investment Grade       0.25%    2.11%*           03/29/96     7.79%     7.15%     5.03%      6.70%*  12/05/88
Bond Portfolio- (1)
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio       14.77%   13.89%*           03/29/96    23.41%    11.57%    12.90%      7.14%   02/13/87
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Aggressive         (1.36%)   0.36%*           03/29/96     6.06%    15.49%    18.32%*             09/13/93
Growth Portfolio
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Balanced           13.12%   15.68%*           03/29/96    21.63%    17.99%    15.12%*             09/13/93
Portfolio
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Flexible Income     3.71%    7.01%*           04/30/96    11.52%    11.69%     8.31%*             09/13/93
Portfolio
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth Portfolio   16.61%   17.01%*           03/29/96    25.38%    22.48%    17.53%*             09/13/93
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Short-Term Bond    (1.64%)   0.68%*           03/29/96     5.77%     4.89%     3.38%*             09/13/93
Portfolio (2)
------------------------------------------------------------------------------------------------------------------------------



                                      -5-

(Continued from Previous Page)
-----------------------------------------------------------------------------------------------------------------------------
                                                                   Date                                              Fund
      ($30.00 Maintenance Fee)              Standardized        Contributions          Non-Standardized              Inception
                                                                   First                                             Date
                                                                 Received
                                                                   Under
                                                                 Separate
                                                                  Account
------------------------------------------------------------------------------------------------------------------------------
             Subaccount              One        Five      Ten                 One      Three      Five      Ten
                                     Year       Years    Years                Year      Year      Year      Year
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Worldwide Growth   22.24%   27.10%*            01/31/96    31.45%    25.50%   23.88%*             09/13/93
Portfolio
------------------------------------------------------------------------------------------------------------------------------
Lexington Emerging Markets Fund,      (0.14%)  (1.16%)*           01/31/96     7.38%    (0.46%)   2.80%*             03/30/94
Inc. (1)
------------------------------------------------------------------------------------------------------------------------------
Lexington Natural Resources           26.85%   21.48%*            04/30/96    36.39%    17.73%   12.27%     11.05%*  10/14/91
Trust (1)
------------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series (2)        13.59%   12.41%*            05/31/96    22.14%    26.74%*                      07/24/95
------------------------------------------------------------------------------------------------------------------------------
MFS Research Series (2)               18.28%   17.28%*            05/31/96    27.19%    24.45%*                      07/26/95
------------------------------------------------------------------------------------------------------------------------------
MFS Total Return Series               14.38%   15.09%*            05/31/96    22.99%    20.10%*                      01/03/95
------------------------------------------------------------------------------------------------------------------------------
MFS Value Series (2)                  17.28%   22.39%*            08/14/96    26.11%    27.63%*                      08/14/96
------------------------------------------------------------------------------------------------------------------------------
MFS World Governments Series          (6.41%)  (2.36%)*           05/31/96     0.63%     4.88%    4.11%*             06/14/94
------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation      10.94%*                     05/30/97    15.66%    22.69%   20.67%     13.56%   08/15/86
Fund
------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund     3.43%*                     05/30/97    30.36%    10.10%   17.37%     11.55%*  11/12/90
------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Growth & Income Fund       7.76%*                     05/30/97    36.15%    38.54%*                      07/06/95
------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund       (2.84%)*                    05/30/97     9.76%     9.34%    6.30%*             05/03/93
------------------------------------------------------------------------------------------------------------------------------


Please refer to the discussion preceding the Tables for an explanation of the charges included in the Standardized and Non-Standardized figures. These figures represent historical performance and should not be considered a projection of future performance.

(1) These Funds were closed effective November 28, 1997 as described in prospectus supplement dated August 21, 1997.
(2) These Funds were replaced effective November 28, 1997 as described in prospectus supplement dated August 21, 1997.

                                ANNUITY PAYMENTS

When Annuity payments are to begin, the value of the Account is determined using Accumulation Unit values as of the tenth Valuation Date before the first Annuity payment is due. Such value (less any applicable premium tax) is applied to provide an Annuity in accordance with the Annuity and investment options elected.

The Annuity option tables found in the Contract show, for each form of Annuity, the amount of the first Annuity payment for each $1,000 of value applied. Thereafter, variable Annuity payments fluctuate as the Annuity Unit value(s) fluctuates with the investment experience of the selected investment option(s). The first payment and subsequent payments also vary depending on the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first payment, but Annuity payments will increase thereafter only to the extent that the net investment rate increases by more than 5% on an annual basis. Annuity payments would decline if the rate failed to increase by 5%. Use of the 3.5% assumed rate causes a lower first payment, but subsequent payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.

When the Annuity Period begins, the Annuitant is credited with a fixed number of Annuity Units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first Annuity payment based on a particular investment option, and (b) is the then current Annuity Unit value for that investment option. As noted, Annuity Unit values fluctuate from one Valuation Date to the next; such fluctuations reflect changes in the net investment factor for the appropriate Subaccount(s) (with a ten Valuation Date lag which gives the Company time to process Annuity payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the Annuity Period.

EXAMPLE:
--------
Assume that, at the date Annuity payments are to begin, there are 3,000 Accumulation Units credited under a particular Account and that the value of an Accumulation Unit for the tenth Valuation Date prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax is payable and that the Annuity table in the Contract provides, for the option elected, a first monthly variable Annuity payment of $6.68 per $1000 of value applied; the Annuitant's first monthly payment would thus be 40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an Annuity Unit for the Valuation Date on which the first payment was due was $13.400000. When this value is divided into the first monthly payment, the number of Annuity Units is determined to be 20.414. The value of this number of Annuity Units will be paid in each subsequent month.

If the net investment factor with respect to the appropriate Subaccount is
1.0015000 as of the tenth Valuation Date preceding the due date of the second monthly payment, multiplying this factor by .9999058* (to neutralize the assumed net investment rate of 3.5% per annum built into the number of Annuity Units determined above) produces a result of 1.0014057. This is then multiplied by the Annuity Unit value for the prior Valuation Date (assume such value to be $13.504376) to produce an Annuity Unit value of $13.523359 for the Valuation Date on which the second payment is due.

The second monthly payment is then determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 20.414 times $13.523359, which produces a payment of $276.07.

*If an assumed net investment rate of 5% is elected, the appropriate factor to neutralize such assumed rate would be .9998663.

                         SALES MATERIAL AND ADVERTISING

The Company may include hypothetical illustrations in its sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. The Company may also discuss the difference between variable annuity contracts and other types of savings or investment products, including, but not limited to, personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in Accumulation Unit values for any of the Subaccounts to established market indices such as the Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the Subaccount being compared.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor's Corporation and Moody's Investors Services, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar's Variable Annuity/Life Performance Report and Lipper's Variable Insurance Products Performance Analysis Service (VIPPAS), which rank variable annuity or life Subaccounts or their underlying funds by performance and/or investment objective. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds, reduced by applicable charges under the Separate Account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports, including, but not limited to The Wall Street Journal, Money magazine, USA Today and The VARDS Report.

The Company may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective Certificate Holders. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the Contracts and the characteristics of and market for such financial instruments.

                              INDEPENDENT AUDITORS

KPMG Peat Marwick LLP, CityPlace II, Hartford, Connecticut 06103-4103, are the independent auditors for the Separate Account and for the Company. The services provided to the Separate Account include primarily the examination of the Separate Account's financial statements and the review of filings made with the SEC.

                           VARIABLE ANNUITY ACCOUNT I
                              FINANCIAL STATEMENTS

                                     Index

Statement of Assets and Liabilities as of September 30, 1997 (unaudited) ........................   S-1
Statement of Operations and Changes in Net Assets for the nine-months
  ended September 30, 1997 and 1996 (unaudited) .................................................   S-5
Condensed Financial Information for the nine-months
  ended September 30, 1997 (unaudited) ..........................................................   S-6
Notes to Financial Statements -- September 30, 1997 (unaudited) .................................   S-9
Statement of Assets and Liabilities -- December 31, 1996 ........................................   S-17
Statement of Operations and Changes in Net Assets for the years
  ended December 31, 1996 and 1995 ..............................................................   S-20
Notes to Financial Statements -- December 31, 1996 ..............................................   S-21
Independent Auditors' Report ....................................................................   S-29

Variable Annuity Account I

Statement of Assets and Liabilities - September 30, 1997 (Unaudited):

ASSETS:
Investments, at net asset value: (Note 1)
  Aetna Variable Fund; 296,330 shares (cost $10,476,615) .......................    $ 12,147,482
  Aetna Income Shares; 181,087 shares (cost $2,320,526) ........................       2,367,501
  Aetna Variable Encore Fund; 978,424 shares (cost $12,701,827) ................      12,898,434
  Aetna Investment Advisers Fund, Inc.; 229,132 shares (cost $3,521,431) .......       3,780,811
  Aetna Ascent Variable Portfolio; 48,879 shares (cost $707,808) ...............         738,130
  Aetna Crossroads Variable Portfolio; 20,789 shares (cost $261,592) ...........         290,272
  Aetna Legacy Variable Portfolio; 50,474 shares (cost $588,441) ...............         638,057
  Aetna Variable Portfolios, Inc.:
    Aetna Variable Capital Appreciation; 19,034 shares (cost $265,691) .........         272,033
    Aetna Variable Growth Portfolio; 26,363 shares (cost $358,694) .............         372,732
    Aetna Variable Index Plus Portfolio; 192,116 shares (cost $2,426,604) ......       2,729,871
    Aetna Variable Small Company Portfolio; 37,517 shares (cost $476,712) ......         524,552
  Alger American Funds:
    Balanced Portfolio; 111,671 shares (cost $1,060,457) .......................       1,218,334
    Growth Portfolio; 300,975 shares (cost $10,697,338) ........................      13,327,179
    Income and Growth Portfolio; 340,408 shares (cost $3,308,122) ..............       3,696,826
    Leveraged AllCap Portfolio; 121,695 shares (cost $2,415,438) ...............       2,990,043
    MidCap Portfolio; 301,476 shares (cost $6,539,418) .........................       7,859,467
    Small Capitalization Portfolio; 265,431 shares (cost $10,752,264) ..........      12,385,023
  American Century Investments:
    Balanced Fund; 81,954 shares (cost $623,223) ...............................         678,581
    Capital Appreciation Fund; 109,270 shares (cost $1,084,475) ................       1,215,088
    International Fund; 341,169 shares (cost $2,142,961) .......................       2,422,299
  Fidelity Investments Variable Insurance Products Fund:
    Equity-Income Portfolio; 1,261,822 shares (cost $25,948,382) ...............      30,031,364
    Growth Portfolio; 448,945 shares (cost $14,024,989) ........................      16,790,553
    High Income Portfolio; 593,261 shares (cost $7,292,219) ....................       7,979,358
    Overseas Portfolio; 142,774 shares (cost $2,646,031) .......................       2,936,870
  Fidelity Investments Variable Insurance Products Fund II:
    Asset Manager Portfolio; 162,707 shares (cost $2,638,454) ..................       2,868,519
    Contrafund Portfolio; 1,026,154 shares (cost $17,052,720) ..................      20,728,303
    Index 500 Portfolio; 178,441 shares (cost $16,989,270) .....................      19,862,300
    Investment Grade Bond Portfolio; 94,112 shares (cost $1,122,545) ...........       1,150,990
  Insurance Management Series:
    American Leaders Fund II; 5,638,457 shares (cost $82,217,731) ..............     108,089,212
    Equity Income Fund II; 755,241 shares (cost $8,631,649) ....................       9,274,363
    Growth Strategies Fund II; 1,376,056 shares (cost $17,738,421) .............      23,558,087
    High Income Bond Fund II; 2,256,282 shares (cost $22,827,318) ..............      24,209,902
    International Equity Fund II; 1,542,512 shares (cost $17,016,582) ..........      19,574,477
    Prime Money Fund II; 4,307,426 shares (cost $4,307,426) ....................       4,307,426
    U.S. Government Securities Fund II; 536,485  shares (cost $5,422,705) ......       5,520,434
    Utility Fund II; 1,430,698 shares (cost $15,989,481) .......................      18,098,332
  Janus Aspen Series:
    Aggressive Growth Portfolio; 310,514 shares (cost $5,647,596) ..............       6,266,171
    Balanced Portfolio; 371,405 shares (cost $5,740,033) .......................       6,399,316
    Flexible Income Portfolio; 119,433 shares (cost $1,367,508) ................       1,398,558
    Growth Portfolio; 475,648 shares (cost $7,701,148) .........................       8,908,888
    Short-Term Bond Portfolio; 79,813 shares (cost $807,813) ...................         815,687
    Worldwide Growth Portfolio; 1,743,038 shares (cost $35,726,058) ............      42,373,264


                                      S-1


Variable Annuity Account I

Statement of Assets and Liabilities - September 30, 1997 (Unaudited & continued):


  Lexington Emerging Markets Fund; 179,227 shares (cost $1,987,062) ............    $  2,009,136
  Lexington Natural Resources Trust Fund; 105,015 shares (cost $1,530,018) .....       1,805,207
  MFS Funds:
    Emerging Growth Series; 749,342 shares (cost $10,419,131) ..................      12,499,024
    Research Series; 716,292 shares (cost $9,955,446) ..........................      11,546,629
    Total Return Series; 338,796 shares (cost $5,002,542) ......................       5,474,948
    Value Series; 73,122 shares (cost $882,128) ................................         958,624
    World Government Series; 74,190 shares (cost $755,248) .....................         764,158
  Oppenheimer Funds:
    Capital Appreciation Fund; 7,220 shares (cost $293,544) ....................         320,366
    Global Securities Fund; 20,148 shares (cost $420,282) ......................         441,042
    Growth and Income Fund; 80,928 shares (cost $1,563,273) ....................       1,625,845
    Strategic Bond Fund; 122,754 shares (cost $628,703) ........................         633,408
                                                                                    ------------
NET ASSETS (cost $425,023,093) .................................................    $501,773,476
                                                                                    ============


Net assets represented by:


Reserves for annuity contracts in accumulation and payment period: (Notes 1 and Note 5)

Aetna Variable Fund:
 Annuity contracts in accumulation .............................................    $12,147,482
Aetna Income Shares:
 Annuity contracts in accumulation .............................................      2,367,501
Aetna Variable Encore Fund:
 Annuity contracts in accumulation .............................................     12,898,434
Aetna Investment Advisers Fund, Inc.:
 Annuity contracts in accumulation .............................................      3,780,811
Aetna Ascent Variable Portfolio:
 Annuity contracts in accumulation .............................................        738,130
Aetna Crossroads Variable Portfolio:
 Annuity contracts in accumulation .............................................        290,272
Aetna Legacy Variable Portfolio:
 Annuity contracts in accumulation .............................................        604,868
 Annuity contracts in payment period ...........................................         33,189
Aetna Variable Portfolios, Inc.
  Aetna Variable Capital Appreciation Fund:
 Annuity contracts in accumulation .............................................        272,033
  Aetna Variable Growth Fund:
 Annuity contracts in accumulation .............................................        372,732
  Aetna Variable Index Plus Portfolio:
 Annuity contracts in accumulation .............................................      2,729,871
  Aetna Variable Small Company Portfolio:
 Annuity contracts in accumulation .............................................        524,552
Alger American Funds:
  Balanced Portfolio:
 Annuity contracts in accumulation .............................................      1,218,334


                                      S-2

Variable Annuity Account I

Statement of Assets and Liabilities - September 30, 1997 (Unaudited & continued):


  Growth Portfolio:
 Annuity contracts in accumulation .............................................    $ 13,327,179
  Income and Growth Portfolio:
 Annuity contracts in accumulation .............................................       3,696,826
  Leveraged AllCap Portfolio:
 Annuity contracts in accumulation .............................................       2,990,043
  MidCap Portfolio:
 Annuity contracts in accumulation .............................................       7,859,467
  Small Capitalization Portfolio:
 Annuity contracts in accumulation .............................................      12,385,023
American Century Investments:
  Balanced Fund:
 Annuity contracts in accumulation .............................................         678,581
  Capital Appreciation Fund:
 Annuity contracts in accumulation .............................................       1,215,088
  International Fund:
 Annuity contracts in accumulation .............................................       2,422,299
Fidelity Investments Variable Insurance Products Fund:
  Equity-Income Portfolio:
 Annuity contracts in accumulation .............................................      30,031,364
  Growth Portfolio:
 Annuity contracts in accumulation .............................................      16,790,553
  High Income Portfolio:
 Annuity contracts in accumulation .............................................       7,979,358
  Overseas Portfolio:
 Annuity contracts in accumulation .............................................       2,936,870
Fidelity Investments Variable Insurance Products Fund II:
  Asset Manager Portfolio:
 Annuity contracts in accumulation .............................................       2,868,519
  Contrafund Portfolio:
 Annuity contracts in accumulation .............................................      20,728,303
  Index 500 Portfolio:
 Annuity contracts in accumulation .............................................      19,862,300
  Investment Grade Bond Portfolio:
 Annuity contracts in accumulation .............................................       1,150,990
Insurance Management Series:
  American Leaders Fund II:
 Annuity contracts in accumulation .............................................     108,071,685
 Annuity contracts in payment period ...........................................          17,527
  Equity Income Fund II:
 Annuity contracts in accumulation .............................................       9,274,363
  Growth Strategies Fund II:
 Annuity contracts in accumulation .............................................      23,558,087
  High Income Bond Fund II:
 Annuity contracts in accumulation .............................................      24,192,411
 Annuity contracts in payment period ...........................................          17,491
  International Equity Fund II:
 Annuity contracts in accumulation .............................................      19,574,477
  Prime Money Fund II:
 Annuity contracts in accumulation .............................................       4,307,426


                                      S-3

Variable Annuity Account I

Statement of Assets and Liabilities - September 30, 1997 (Unaudited & continued):


  U.S. Government Securities Fund II:
 Annuity contracts in accumulation .............................................    $  5,520,434
  Utility Fund II:
 Annuity contracts in accumulation .............................................      18,080,453
 Annuity contracts in payment period ...........................................          17,879
Janus Aspen Series:
  Aggressive Growth Portfolio:
 Annuity contracts in accumulation .............................................       6,266,171
  Balanced Portfolio:
 Annuity contracts in accumulation .............................................       6,399,316
  Flexible Income Portfolio:
 Annuity contracts in accumulation .............................................       1,398,558
  Growth Portfolio:
 Annuity contracts in accumulation .............................................       8,908,888
  Short-Term Bond Portfolio:
 Annuity contracts in accumulation .............................................         815,687
  Worldwide Growth Portfolio:
 Annuity contracts in accumulation .............................................      42,373,264
Lexington Emerging Markets Fund:
 Annuity contracts in accumulation .............................................       2,009,136
Lexington Natural Resources Trust Fund:
 Annuity contracts in accumulation .............................................       1,805,207
MFS Funds:
  Emerging Growth Series:
 Annuity contracts in accumulation .............................................      12,499,024
  Research Series:
 Annuity contracts in accumulation .............................................      11,546,629
  Total Return Series:
 Annuity contracts in accumulation .............................................       5,474,948
  Value Series:
 Annuity contracts in accumulation .............................................         958,624
  World Government Series:
 Annuity contracts in accumulation .............................................         764,158
Oppenheimer Funds:
  Capital Appreciation Fund:
 Annuity contracts in accumulation .............................................         320,366
  Global Securities Fund:
 Annuity contracts in accumulation .............................................         441,042
  Growth and Income Fund:
 Annuity contracts in accumulation .............................................       1,625,845
  Strategic Bond Fund:
 Annuity contracts in accumulation .............................................         633,408
                                                                                    ------------
                                                                                    $501,773,476
                                                                                    ============




See Notes to Financial Statements

Variable Annuity Account I

Statements of Operations and Changes in Net Assets

                                                                       Nine Months Ended   Nine Months Ended
                                                                      September 30, 1997  September 30, 1996
                                                                          (Unaudited)        (Unaudited)
INVESTMENT INCOME:
Income: (Notes 1, 3 and 5)
   Dividends .........................................................    $   9,576,456     $   1,825,813
Expenses: (Notes 2 and 5)
   Valuation Period Deductions .......................................       (3,691,799)         (816,837)
                                                                          -------------     -------------
Net investment income ................................................        5,884,657         1,008,976
                                                                          -------------     -------------
NET REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS:
Net realized gain on sales of investments: (Notes 1, 4 and 5)
  Proceeds from sales ................................................       44,998,697        18,790,714
  Cost of investments sold ...........................................       42,074,222        18,924,065
                                                                          -------------     -------------
    Net realized gain ................................................        2,924,475          (133,351)
Net unrealized gain on investments: (Note 5)
  Beginning of period ................................................       13,871,018         1,366,008
  End of period ......................................................       76,750,381         7,027,946
                                                                          -------------     -------------
    Net change in unrealized gain ....................................       62,879,363         5,661,938
                                                                          -------------     -------------
Net realized and unrealized gain on investments ......................       65,803,838         5,528,587
                                                                          -------------     -------------
Net increase in net assets resulting from operations .................       71,688,495         6,537,563
                                                                          -------------     -------------
FROM UNIT TRANSACTIONS:
Variable annuity contract purchase payments ..........................      177,663,705        98,843,484
Sales and administrative charges deducted by the Company .............                0                 0
                                                                          -------------     -------------
    Net variable annuity contract purchase payments ..................      177,663,705        98,843,484
Transfers from the Company's fixed account options ...................       42,754,647        12,148,592
Redemptions by contract holders ......................................       (9,384,054)       (1,432,605)
Other ................................................................          152,763            37,116
                                                                          -------------     -------------
    Net increase in net assets from unit transactions (Note 5) .......      211,187,061       109,596,587
                                                                          -------------     -------------
Change in net assets .................................................      282,875,556       116,134,150
NET ASSETS:
Beginning of period ..................................................      218,897,920        33,757,616
                                                                          -------------     -------------
End of period ........................................................    $ 501,773,476     $ 149,891,766
                                                                          =============     =============


See Notes to Financial Statements

Variable Annuity Account I

Condensed Financial Information - Period Ended September 30, 1997 (Unaudited)

-------------------------------------------------------------------------------------------------------------------------

                                                            Value             Increase (Decrease)    Units
                                                          Per Unit                in Value of     Outstanding  Reserves
                                               Beginning              End of     Accumulation       at End      at End
                                               of Period              Period         Unit         of Period    of Period
-------------------------------------------------------------------------------------------------------------------------
Aetna Variable Fund:
AICA I                                           $12.769              $16.692        30.72%        727,748.4 $12,147,482
-------------------------------------------------------------------------------------------------------------------------
Aetna Income Shares:
AICA I                                           $10.489              $11.047         5.32%        214,314.3   2,367,501
-------------------------------------------------------------------------------------------------------------------------
Aetna Variable Encore Fund:
AICA I                                           $10.481              $10.791         2.95%      1,195,320.2  12,898,434
-------------------------------------------------------------------------------------------------------------------------
Aetna Investment Advisers Fund, Inc.:
AICA I                                           $11.781              $13.996        18.80%        270,139.6   3,780,811
-------------------------------------------------------------------------------------------------------------------------
Aetna Ascent Variable Portfolio:
AICA I                                           $12.674              $15.182        19.79%         48,617.6     738,130
-------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads Variable Portfolio:
AICA I                                           $12.123              $14.155        16.76%         20,507.0     290,272
-------------------------------------------------------------------------------------------------------------------------
Aetna Legacy Variable Portfolio:
AICA I                                           $11.613              $13.095        12.76%         46,190.6     604,868
Annuity contracts in payment period                                                                               33,189
-------------------------------------------------------------------------------------------------------------------------
Aetna Variable Portfolios, Inc.:
 Aetna Variable Capital Appreciation Portfolio:
AICA I                                           $10.856              $13.367        23.13%(2)      20,351.6     272,033
-------------------------------------------------------------------------------------------------------------------------
 Aetna Variable Growth Portfolio:
AICA I                                           $10.667              $13.834        29.69%(2)      26,942.3     372,732
-------------------------------------------------------------------------------------------------------------------------
 Aetna Variable Index Plus Portfolio:
AICA I                                           $10.919              $14.077        28.93%        193,926.5   2,729,871
-------------------------------------------------------------------------------------------------------------------------
 Aetna Variable Small Company Portfolio:
AICA I                                           $11.313              $14.070        24.37%(2)      37,280.5     524,552
-------------------------------------------------------------------------------------------------------------------------
Alger American Funds:
 Balanced Portfolio:
AICA I                                           $10.713              $12.879        20.21%         94,600.9   1,218,334
-------------------------------------------------------------------------------------------------------------------------
 Growth Portfolio:
AICA I                                           $10.940              $14.097        28.85%        945,397.6  13,327,178
-------------------------------------------------------------------------------------------------------------------------
 Income and Growth Portfolio:
AICA I                                           $11.333              $15.103        33.26%        244,778.0   3,696,826
-------------------------------------------------------------------------------------------------------------------------
 Leveraged AllCap Portfolio:
AICA I                                           $11.188              $14.051        25.58%        212,806.4   2,990,043
-------------------------------------------------------------------------------------------------------------------------
 MidCap Portfolio:
AICA I                                           $10.667              $13.087        22.69%        600,542.6   7,859,467
-------------------------------------------------------------------------------------------------------------------------
 Small Capitalization Portfolio:
AICA I                                            $9.800              $11.520        17.56%      1,075,053.2  12,385,023
-------------------------------------------------------------------------------------------------------------------------
American Century Investments:
 Balanced Fund:
AICA I                                           $11.284              $12.994        15.15%         52,222.8     678,581
-------------------------------------------------------------------------------------------------------------------------
 Capital Appreciation Fund:
AICA I                                            $9.183              $10.098         9.97%        120,331.5   1,215,088
-------------------------------------------------------------------------------------------------------------------------
 International Fund:
AICA I                                           $11.574              $14.103        21.85%        171,760.3   2,422,299
-------------------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Products Fund:
 Equity-Income Portfolio:
AICA I                                           $11.855              $14.731        24.26%      2,038,703.4  30,031,364
-------------------------------------------------------------------------------------------------------------------------
 Growth Portfolio:
AICA I                                           $10.940              $13.475        23.17%      1,246,017.9  16,790,553
-------------------------------------------------------------------------------------------------------------------------
 High Income Portfolio:
AICA I                                           $11.410              $13.158        15.32%        606,434.6   7,979,358
-------------------------------------------------------------------------------------------------------------------------
 Overseas Portfolio:
AICA I                                           $11.447              $13.537        18.26%        216,953.3   2,936,870
-------------------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Products Fund II:
 Asset Manager Portfolio:
AICA I                                           $11.674              $13.643        16.87%        210,254.6   2,868,519
-------------------------------------------------------------------------------------------------------------------------
 Contrafund Portfolio:
AICA I                                           $12.093              $15.048        24.44%      1,377,449.0  20,728,303
-------------------------------------------------------------------------------------------------------------------------


                                      S-6

Variable Annuity Account I

Condensed Financial Information - Period Ended September 30, 1997 (Unaudited & continued):

-------------------------------------------------------------------------------------------------------------------------

                                                            Value             Increase (Decrease)    Units
                                                          Per Unit                in Value of     Outstanding  Reserves
                                               Beginning              End of     Accumulation       at End      at End
                                               of Period              Period         Unit         of Period    of Period
-------------------------------------------------------------------------------------------------------------------------
 Index 500 Portfolio:
AICA I                                           $12.722              $16.256        27.77%      1,221,871.2 $19,862,300
-------------------------------------------------------------------------------------------------------------------------
 Investment Grade Bond Portfolio:
AICA I                                           $10.455              $10.986         5.08%        104,768.3   1,150,990
-------------------------------------------------------------------------------------------------------------------------
Insurance Management Series:
 American Leaders Fund II:
AICA I                                           $13.639              $17.441        27.88%      6,196,311.2 108,071,685
Annuity contracts in payment period                                                                               17,527
-------------------------------------------------------------------------------------------------------------------------
 Equity Income Fund II
AICA I                                           $10.539              $12.319        16.90%(1)     752,843.5   9,274,363
-------------------------------------------------------------------------------------------------------------------------
 Growth Strategies Fund II:
AICA I                                           $12.596              $16.784        33.25%      1,403,562.4  23,558,087
-------------------------------------------------------------------------------------------------------------------------
 High Income Bond Fund II:
AICA I                                           $11.920              $13.156        10.37%      1,838,830.9  24,192,411
Annuity contracts in payment period                                                                               17,491
-------------------------------------------------------------------------------------------------------------------------
 International Equity Fund II:
AICA I                                           $10.924              $12.307        12.66%      1,590,492.1  19,574,477
-------------------------------------------------------------------------------------------------------------------------
 Prime Money Fund II:
AICA I                                           $10.515              $10.781         2.54%        399,553.2   4,307,426
-------------------------------------------------------------------------------------------------------------------------
 U.S. Government Securities Fund II:
AICA I                                           $10.809              $11.338         4.89%        486,893.1   5,520,434
-------------------------------------------------------------------------------------------------------------------------
 Utility Fund II:
AICA I                                           $12.361              $13.712        10.93%      1,318,619.7  18,080,453
Annuity contracts in payment period                                                                               17,879
-------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series:
 Aggressive Growth Portfolio:
AICA I                                           $11.376              $12.454         9.48%        503,161.2   6,266,171
-------------------------------------------------------------------------------------------------------------------------
 Balanced Portfolio:
AICA I                                           $12.038              $14.221        18.14%        449,989.5   6,399,316
-------------------------------------------------------------------------------------------------------------------------
 Flexible Income Portfolio:
AICA I                                           $11.136              $11.937         7.19%        117,157.9   1,398,558
-------------------------------------------------------------------------------------------------------------------------
 Growth Portfolio:
AICA I                                           $12.171              $14.943        22.77%        596,203.9   8,908,888
-------------------------------------------------------------------------------------------------------------------------
 Short-Term Bond Portfolio:
AICA I                                           $10.417              $10.829         3.96%         75,325.9     815,687
-------------------------------------------------------------------------------------------------------------------------
 Worldwide Growth Portfolio:
AICA I                                           $13.393              $16.789        25.36%      2,523,820.9  42,373,264
-------------------------------------------------------------------------------------------------------------------------
Lexington Emerging Markets Fund:
AICA I                                           $10.328              $11.372        10.11%        176,673.1   2,009,136
-------------------------------------------------------------------------------------------------------------------------
Lexington Natural Resources Trust Fund:
AICA I                                           $13.194              $16.128        22.24%        111,932.5   1,805,207
-------------------------------------------------------------------------------------------------------------------------
MFS Funds:
 Emerging Growth Series:
AICA I                                           $10.074              $12.559        24.66%        995,245.5  12,499,024
-------------------------------------------------------------------------------------------------------------------------
 Research Series:
AICA I                                           $10.970              $13.327        21.49%        866,379.0  11,546,629
-------------------------------------------------------------------------------------------------------------------------
 Total Return Series:
AICA I                                           $10.894              $12.707        16.63%        430,869.1   5,474,948
-------------------------------------------------------------------------------------------------------------------------
 Value Series:
AICA I                                           $10.334              $12.576        21.69%         76,223.9     958,624
-------------------------------------------------------------------------------------------------------------------------
 World Government Series:
AICA I                                           $10.471              $10.334        (1.30%)        73,945.6     764,158
-------------------------------------------------------------------------------------------------------------------------
Oppenheimer Funds:
 Capital Appreciation Fund:
AICA I                                           $10.516              $13.267        26.16%(2)      24,148.2     320,366
-------------------------------------------------------------------------------------------------------------------------
 Global Securities Fund:
AICA I                                           $10.488              $11.862        13.10%(2)      37,181.7     441,042
-------------------------------------------------------------------------------------------------------------------------
 Growth and Income Fund:
AICA I                                           $10.497              $12.494        19.02%(2)     130,134.4   1,625,845
-------------------------------------------------------------------------------------------------------------------------


                                      S-7

Variable Annuity Account I

Condensed Financial Information - Period Ended September 30, 1997 (Unaudited & continued):

-------------------------------------------------------------------------------------------------------------------------

                                                            Value             Increase (Decrease)    Units
                                                          Per Unit                in Value of     Outstanding  Reserves
                                               Beginning              End of     Accumulation       at End      at End
                                               of Period              Period         Unit         of Period    of Period
-------------------------------------------------------------------------------------------------------------------------
 Strategic Bond Fund:
AICA I                                           $10.187              $10.678      4.82%(2)         59,319.2    $633,408
-------------------------------------------------------------------------------------------------------------------------



  AICA I - Certain individual and group contracts issued as non-qualified deferred annuity contracts or Individual Retirement Annuity contracts issued since June 28, 1995.


Notes to Condensed Financial Information:


(1) - Reflects less than a full year of performance activity. Funds were first received in this option during January 1997.

(2) - Reflects less than a full year of performance activity. Funds were first received in this option during May 1997.


See Notes to Financial Statements

Variable Annuity Account I


Notes to Financial Statements - September 30, 1997 (Unaudited)


1.   Summary of Significant Accounting Policies

     Variable Annuity Account I ("Account") is a separate account established by Aetna Insurance Company of America ("Company") and is registered under the Investment Company Act of 1940 as a unit investment trust. The Account is sold exclusively for use with variable annuity contracts that may be entitled to tax-deferred treatment under specific sections of the Internal Revenue Code of 1986, as amended. The account commenced operations on June 28, 1995.

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect amounts reported therein. Although actual results could differ from these estimates, any such differences are expected to be immaterial to the net assets of the Account.

     a.  Valuation of Investments
     Investments in the following Funds are stated at the closing net asset value per share as determined by each Fund on September 30, 1997:

       Aetna Variable Fund                                         Insurance Management Series:
       Aetna Income Shares                                         [bullet] American Leaders Fund II
       Aetna Variable Encore Fund                                  [bullet] Equity Income Fund II
       Aetna Investment Advisers Fund, Inc.                        [bullet] Growth Strategies Fund II
       Aetna Ascent Variable Portfolio                             [bullet] High Income Bond Fund II
       Aetna Crossroads Variable Portfolio                         [bullet] International Equity Fund II
       Aetna Legacy Variable Portfolio                             [bullet] Prime Money Fund II
       Aetna Variable Portfolios, Inc.:                            [bullet] U.S. Government Securities Fund II
       [bullet] Aetna Variable Capital Appreciation                [bullet] Utility Fund II
       [bullet] Aetna Variable Growth Fund                         Janus Aspen Series:
       [bullet] Aetna Variable Index Plus Fund                     [bullet] Aggressive Growth Portfolio
       [bullet] Aetna Variable Small Company Fund                  [bullet] Balanced Portfolio
       Alger American Funds:                                       [bullet] Flexible Income Portfolio
       [bullet] Balanced Portfolio                                 [bullet] Growth Portfolio
       [bullet] Growth Portfolio                                   [bullet] Short-Term Bond Portfolio
       [bullet] Income and Growth Portfolio                        [bullet] Worldwide Growth Portfolio
       [bullet] Leveraged AllCap Portfolio                         Lexington Emerging Markets Fund
       [bullet] MidCap Portfolio                                   Lexington Natural Resources Trust Fund
       [bullet] Small Capitalization Portfolio                     MFS Funds:
       American Century Investments:                               [bullet] Emerging Growth Series
       [bullet] Balanced Fund                                      [bullet] Research Series
       [bullet] Capital Appreciation Fund                          [bullet] Total Return Series
       [bullet] International Fund                                 [bullet] Value Series
       Fidelity Investments Variable Insurance Products Fund:      [bullet] World Government Series
       [bullet] Equity-Income Portfolio                            Oppenheimer Funds:
       [bullet] Growth Portfolio                                   [bullet] Capital Appreciation Fund
       [bullet] High Income Portfolio                              [bullet] Global Securities Fund
       [bullet] Overseas Portfolio                                 [bullet] Growth and Income Fund
       Fidelity Investments Variable Insurance Products Fund II:   [bullet] Strategic Bond Fund
       [bullet] Asset Manager Portfolio
       [bullet] Contrafund Portfolio
       [bullet] Index 500 Portfolio
       [bullet] Investment Grade Bond Portfolio

Variable Annuity Account I


Notes to Financial Statements - September 30, 1997 (Unaudited & continued):


     b.  Other
     Investment transactions are accounted for on a trade date basis and dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by specific identification.

     c.  Federal Income Taxes
     The operations of the Account form a part of, and are taxed with, the total operations of the Company which is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended.

     d.  Annuity Reserves
     Annuity reserves held in the Separate Accounts are computed for currently payable contracts according to the 83a and 83GAM tables using various assumed interest rates. Mortality experience is monitored by the Company. Charges to annuity reserves for mortality experience are reimbursed to the Company if the reserves required are less than originally estimated. If additional reserves are required, the Company reimburses the Account.


2.   Valuation Period Deductions

     Deductions by the Account for mortality and expense risk charges are made in accordance with the terms of the contracts and are paid to the Company.

3.   Dividend Income

     On an annual basis, the Funds distribute substantially all of their taxable income and realized capital gains to their shareholders. Distributions to the Account are automatically reinvested in shares of the Funds. The Account's proportionate share of each Fund's undistributed net investment income (distributions in excess of net investment income) and accumulated net realized gain (loss) on investments is included in net unrealized gain
     (loss) in the Statements of Operations and Changes in Net Assets.

4.   Purchases and Sales of Investments

     The cost of purchases and proceeds from sales of investments other than short-term investments for the nine month period ended September 30, 1997 and September 30, 1996 aggregated $262,070,414 and $44,998,697;
     $129,396,277 and $18,790,714, respectively.

Variable Annuity Account I

Notes to Financial Statements - September 30, 1997 (Unaudited & continued):


5. Supplemental Information to Statements of Operations and Changes in Net Assets - Period Ended September 30, 1997

---------------------------------------------------------------------------------------------------------------

                                                               Valuation     Proceeds      Cost of         Net
                                                                Period        from       Investments   Realized
                                                  Dividend    Deductions      Sales         Sold     Gain (Loss)
---------------------------------------------------------------------------------------------------------------
Aetna Variable Fund:                              $376,462   ($ 79,272)   $   447,723   $   390,800   $  56,923
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------
Aetna Income Shares:                                50,972     (17,779)       567,237       565,228       2,009
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------
Aetna Variable Encore Fund:                        322,525    (117,974)    13,193,995    13,206,372     (12,377)
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------
Aetna Investment Advisers Fund, Inc.:              230,525     (21,869)       119,855       114,350       5,505
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------
Aetna Ascent Variable Portfolio:                     5,732      (5,957)     1,501,972     1,371,162     130,810
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------
Aetna Crossroads Variable Portfolio:                 2,375      (1,631)         3,652         3,304         348
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------
Aetna Legacy Variable Portfolio:                     6,012      (3,732)        91,618        92,624      (1,006)
Annuity contracts in accumulation
Annuity contracts in payment period
---------------------------------------------------------------------------------------------------------------
Aetna Variable Portfolios, Inc.:
 Aetna Variable Capital Appreciation Portfolio:          0        (508)        31,409        28,386       3,023
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------
 Aetna Variable Growth Portfolio:                        0        (529)        29,199        26,711       2,488
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------
 Aetna Variable Index Plus Portfolio:                    0     (16,502)       974,577       893,342      81,235
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------
 Aetna Variable Small Company Portfolio:                 0      (1,124)        22,056        18,064       3,992
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------
Alger American Funds:
 Balanced Portfolio:                                24,076      (8,848)        53,412        45,233       8,179
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------
 Growth Portfolio:                                  89,153    (103,211)     1,966,264     1,728,020     238,244
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------
 Income and Growth Portfolio:                       65,111     (17,805)       492,118       395,889      96,229
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------
 Leveraged AllCap Portfolio:                             0     (25,626)       810,898       731,655      79,243
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------
  MidCap Portfolio:                                 80,363     (57,660)     1,428,066     1,308,239     119,827
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------
 Small Capitalization Portfolio:                   338,930     (92,058)       819,181       894,521     (75,340)
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------
American Century Investments:
 Balanced Fund:                                     29,309      (5,754)       140,702       131,485       9,217
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                Net
                         Net Unrealized                       Net         Increase (Decrease)
                         Gain (Loss)                        Change in       In Net Assets              Net Assets
            Beginning                     End               Unrealized       from Unit       Beginning                End
            of Period                   of Period           Gain (Loss)     Transactions     of Period             of Period
--------------------------------------------------------------------------------------------------------------------------------
           ($143,001)                  $1,670,867         $1,813,868        $6,150,192
                                                                                           $3,829,309               $12,147,482
--------------------------------------------------------------------------------------------------------------------------------
             (21,783)                      46,974             68,757         1,260,298
                                                                                            1,003,244                 2,367,501
--------------------------------------------------------------------------------------------------------------------------------
              61,606                      196,606            135,000         4,191,884
                                                                                            8,379,376                12,898,434
--------------------------------------------------------------------------------------------------------------------------------
              15,913                      259,380            243,467         2,620,568
                                                                                              702,615                 3,780,811
--------------------------------------------------------------------------------------------------------------------------------
              56,427                       30,322            (26,105)         (531,458)
                                                                                            1,165,108                   738,130
--------------------------------------------------------------------------------------------------------------------------------
                (282)                      28,680             28,962           183,478
                                                                                               76,740                   290,272
--------------------------------------------------------------------------------------------------------------------------------
              (3,582)                      49,615             53,197          $483,222
                                                                                              100,364                   604,868
                                                                                                    0                    33,189
--------------------------------------------------------------------------------------------------------------------------------

                   0                        6,343              6,343           263,175
                                                                                                    0                   272,033
--------------------------------------------------------------------------------------------------------------------------------
                   0                       14,038             14,038           356,735
                                                                                                    0                   372,732
--------------------------------------------------------------------------------------------------------------------------------
                (786)                     303,266            304,052         2,328,765
                                                                                               32,321                 2,729,871
--------------------------------------------------------------------------------------------------------------------------------
                   0                       47,840             47,840           473,844
                                                                                                    0                   524,552
--------------------------------------------------------------------------------------------------------------------------------

              19,051                      157,878            138,827           548,285
                                                                                              507,815                 1,218,334
--------------------------------------------------------------------------------------------------------------------------------
             331,002                    2,629,840          2,298,838         4,339,414
                                                                                            6,464,740                13,327,178
--------------------------------------------------------------------------------------------------------------------------------
              43,184                      388,703            345,519         2,560,502
                                                                                              647,270                 3,696,826
--------------------------------------------------------------------------------------------------------------------------------
              53,728                      574,605            520,877           402,982
                                                                                            2,012,567                 2,990,043
--------------------------------------------------------------------------------------------------------------------------------
             172,467                    1,320,049          1,147,582         2,467,156
                                                                                            4,102,199                 7,859,467
--------------------------------------------------------------------------------------------------------------------------------
             (40,650)                   1,632,760          1,673,410         3,534,910
                                                                                            7,005,171                12,385,023
--------------------------------------------------------------------------------------------------------------------------------

              10,011                       55,358             45,347           226,989
                                                                                              373,473                   678,581
--------------------------------------------------------------------------------------------------------------------------------

Variable Annuity Account I

Notes to Financial Statements - September 30, 1997 (Unaudited & continued):


5. Supplemental Information to Statements of Operations and Changes in Net Assets - Period Ended September 30, 1997

---------------------------------------------------------------------------------------------------------------------------------

                                                                    Valuation       Proceeds          Cost of             Net
                                                                     Period          from            Investments        Realized
                                                Dividends           Deductions       Sales              Sold          Gain (Loss)
  --------------------------------------------------------------------------------------------------------------------------------
 Captial Appreciation Fund:                      $13,359             ($8,104)       $404,632           $423,410          ($18,778)
Annuity contracts in accumulation
  --------------------------------------------------------------------------------------------------------------------------------
 International Fund:                              43,440             (16,978)        322,932            278,651            44,281
Annuity contracts in accumulation
  --------------------------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Products Fund:
 Equity-Income Portfolio:                      1,381,407            (216,854)        616,412            545,113            71,299
Annuity contracts in accumulation
  --------------------------------------------------------------------------------------------------------------------------------
 Growth Portfolio:                               387,748            (136,859)      1,412,360          1,299,664           112,696
Annuity contracts in accumulation
  --------------------------------------------------------------------------------------------------------------------------------
 High Income Portfolio:                          258,910             (54,668)        791,427            739,736            51,691
Annuity contracts in accumulation
  --------------------------------------------------------------------------------------------------------------------------------
 Overseas Portfolio:                             123,104             (21,889)        319,109            296,973            22,136
Annuity contracts in accumulation
  --------------------------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Products Fund II:
 Asset Manager Portfolio:                        167,003             (21,168)         77,985             75,445             2,540
Annuity contracts in accumulation
  --------------------------------------------------------------------------------------------------------------------------------
 Contrafund Portfolio:                           273,634            (144,749)        345,760            280,413            65,347
Annuity contracts in accumulation
  --------------------------------------------------------------------------------------------------------------------------------
 Index 500 Portfolio:                            198,117            (122,586)        705,260            552,700           152,560
Annuity contracts in accumulation
  --------------------------------------------------------------------------------------------------------------------------------
 Investment Grade Bond Portfolio:                 34,282              (8,269)        207,396            206,768               628
Annuity contracts in accumulation
  --------------------------------------------------------------------------------------------------------------------------------
Insurance Management Series:
 American Leaders Fund II:                     2,021,951            (863,206)      1,198,390            778,206           420,184
Annuity contracts in accumulation
Annuity contracts in payment period
  --------------------------------------------------------------------------------------------------------------------------------
 Equity Income Fund II:                           42,089             (35,735)        124,981            116,644             8,337
Annuity contracts in accumulation
  --------------------------------------------------------------------------------------------------------------------------------
 Growth Strategies Fund II:                       83,791            (164,328)        531,394            390,435           140,959
Annuity contracts in accumulation
  --------------------------------------------------------------------------------------------------------------------------------
 High Income Bond Fund II:                     1,053,521            (186,107)        972,732            885,411            87,321
Annuity contracts in accumulation
Annuity contracts in payment period
  --------------------------------------------------------------------------------------------------------------------------------
 International Equity Fund II:                    15,632            (156,862)        424,446            375,491            48,955
Annuity contracts in accumulation
  --------------------------------------------------------------------------------------------------------------------------------
 Prime Money Fund II:                            161,787             (48,298)      4,388,355          4,388,355                 0
Annuity contracts in accumulation
  --------------------------------------------------------------------------------------------------------------------------------
 U.S. Government Securities Fund II:             136,009             (38,341)        415,572            419,867            (4,295)
Annuity contracts in accumulation
  --------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                Net
                           Net Unrealized                    Net         Increase (Decrease)
                            Gain (Loss)                   Change in         In Net Assets               Net Assets
            Beginning                      End            Unrealized         from Unit      Beginning                  End
            of Period                   of Period         Gain (Loss)       Transactions    of Period                of Period
--------------------------------------------------------------------------------------------------------------------------------
            ($11,204)                    $130,612           $141,816          $626,654
                                                                                             $460,141                $1,215,088
--------------------------------------------------------------------------------------------------------------------------------
              47,176                      279,338            232,162         1,294,135
                                                                                              825,259                 2,422,299
--------------------------------------------------------------------------------------------------------------------------------

             763,902                    4,082,983          3,319,081        13,621,079
                                                                                           11,855,352                30,031,364
--------------------------------------------------------------------------------------------------------------------------------
             339,925                    2,765,564          2,425,639         4,473,396
                                                                                            9,527,933                16,790,553
--------------------------------------------------------------------------------------------------------------------------------
              99,376                      687,139            587,763         4,398,204
                                                                                            2,737,458                 7,979,358
--------------------------------------------------------------------------------------------------------------------------------
              66,703                      290,840            224,137         1,267,454
                                                                                            1,321,928                 2,936,870
--------------------------------------------------------------------------------------------------------------------------------

              56,785                      230,065            173,280         1,330,098
                                                                                            1,216,766                 2,868,519
--------------------------------------------------------------------------------------------------------------------------------
             438,859                    3,675,583          3,236,724        10,756,016
                                                                                            6,541,331                20,728,303
--------------------------------------------------------------------------------------------------------------------------------
             375,527                    2,873,031          2,497,504        12,247,708
                                                                                            4,888,997                19,862,300
--------------------------------------------------------------------------------------------------------------------------------
              10,325                       28,445             18,120           657,595
                                                                                              448,634                 1,150,990
--------------------------------------------------------------------------------------------------------------------------------

           7,073,040                   25,871,482         18,798,442        29,674,479
                                                                                           58,037,362               108,071,685
                                                                                                    0                    17,527
--------------------------------------------------------------------------------------------------------------------------------
                   0                      642,714            642,714         8,616,958
                                                                                                    0                 9,274,363
--------------------------------------------------------------------------------------------------------------------------------
             890,268                    5,819,666          4,929,398         8,767,589
                                                                                            9,800,678                23,558,087
--------------------------------------------------------------------------------------------------------------------------------
             442,872                    1,382,584            939,712       $10,724,029
                                                                                           11,591,426                24,192,411
                                                                                                    0                    17,491
--------------------------------------------------------------------------------------------------------------------------------
             599,852                    2,557,895          1,958,043         6,373,380
                                                                                           11,335,329                19,574,477
--------------------------------------------------------------------------------------------------------------------------------
                   0                            0                  0           686,272
                                                                                            3,507,665                 4,307,426
--------------------------------------------------------------------------------------------------------------------------------
                (201)                      97,729             97,930         2,872,679
                                                                                            2,456,452                 5,520,434
--------------------------------------------------------------------------------------------------------------------------------

Variable Annuity Account I

Notes to Financial Statements - September 30, 1997 (Unaudited & continued):


5. Supplemental Information to Statements of Operations and Changes in Net Assets - Year Ended September 30, 1997

----------------------------------------------------------------------------------------------------------------------------------
                                                                 Valuation         Proceeds           Cost of             Net
                                                                   Period            from            Investments       Realized
                                                Dividend         Deductions          Sales              Sold          Gain (Loss)
  --------------------------------------------------------------------------------------------------------------------------------
 Utility Fund II:                               $698,490           ($168,691)       $945,724           $779,163          $166,561
Annuity contracts in accumulation
Annuity contracts in payment period
  --------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series:
 Aggressive Growth Portfolio:                          0             (42,768)      1,011,674            983,161            28,513
Annuity contracts in accumulation
  --------------------------------------------------------------------------------------------------------------------------------
 Balanced Portfolio:                             115,708             (44,954)        375,567            313,598            61,969
Annuity contracts in accumulation
  --------------------------------------------------------------------------------------------------------------------------------
 Flexible Income Portfolio:                       40,240              (8,724)        297,324            288,483             8,841
Annuity contracts in accumulation
  --------------------------------------------------------------------------------------------------------------------------------
 Growth Portfolio:                               192,636             (66,024)        687,914            568,525           119,389
Annuity contracts in accumulation
  --------------------------------------------------------------------------------------------------------------------------------
 Short-Term Bond Portfolio:                       10,649              (4,623)         97,953             95,805             2,148
Annuity contracts in accumulation
  --------------------------------------------------------------------------------------------------------------------------------
 Worldwide Growth Portfolio:                     427,020            (295,035)      1,021,097            824,766           196,331
Annuity contracts in accumulation
  --------------------------------------------------------------------------------------------------------------------------------
Lexington Emerging Markets Fund:                   1,295             (15,290)        593,120            552,419            40,701
Annuity contracts in accumulation
  --------------------------------------------------------------------------------------------------------------------------------
Lexington Natural Resources Trust Fund:           41,161             (12,945)      1,090,294            988,447           101,847
Annuity contracts in accumulation
  --------------------------------------------------------------------------------------------------------------------------------
MFS Funds:
 Emerging Growth Series:                               0             (87,490)      1,504,705          1,367,513           137,192
Annuity contracts in accumulation
  --------------------------------------------------------------------------------------------------------------------------------
 Research Series:                                      0             (73,912)        352,154            306,693            45,461
Annuity contracts in accumulation
  --------------------------------------------------------------------------------------------------------------------------------
 Total Return Series:                                  0             (32,555)        446,720            386,712            60,008
Annuity contracts in accumulation
  --------------------------------------------------------------------------------------------------------------------------------
 Value Series:                                         0              (3,261)        129,115            120,933             8,182
Annuity contracts in accumulation
  --------------------------------------------------------------------------------------------------------------------------------
 World Government Series:                         15,615              (6,537)        420,982            432,870           (11,888)
Annuity contracts in accumulation
  --------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Funds:
 Capital Appreciation Fund:                            0                (723)         28,242             26,358             1,884
Annuity contracts in accumulation
  --------------------------------------------------------------------------------------------------------------------------------
 Global Securities Fund:                               0                (951)            447                405                42
Annuity contracts in accumulation
  --------------------------------------------------------------------------------------------------------------------------------
 Growth and Income Fund:                           2,097              (2,525)         24,400             21,703             2,697
Annuity contracts in accumulation
  --------------------------------------------------------------------------------------------------------------------------------
 Strategic Bond Fund:                             14,217              (1,948)         18,188             18,001               187
Annuity contracts in accumulation
  --------------------------------------------------------------------------------------------------------------------------------
Total Variable Annuity Account I              $9,576,456         ($3,691,799)    $44,998,697        $42,074,222        $2,924,475
==================================================================================================================================

--------------------------------------------------------------------------------------------------------------------------------
                                                                               Net
                          Net Unrealized                     Net         Increase (Decrease)
                            Gain (Loss)                   Change in         In Net Assets             Net Assets
           Beginning                      End             Unrealized         from Unit     Beginning                  End
           of Period                   of Period          Gain (Loss)       Transactions   of Period                 of Period
--------------------------------------------------------------------------------------------------------------------------------
          $1,106,478                   $2,108,851         $1,002,373        $3,064,378
                                                                                          $13,335,221               $18,080,453
                                                                                                    0                    17,879
--------------------------------------------------------------------------------------------------------------------------------

              17,905                      618,575            600,670         2,925,542
                                                                                            2,754,214                 6,266,171
--------------------------------------------------------------------------------------------------------------------------------
              46,718                      659,283            612,565         3,666,878
                                                                                            1,987,150                 6,399,316
--------------------------------------------------------------------------------------------------------------------------------
               5,974                       31,051             25,077           939,730
                                                                                              393,394                 1,398,558
--------------------------------------------------------------------------------------------------------------------------------
              90,906                    1,207,740          1,116,834         4,432,214
                                                                                            3,113,839                 8,908,888
--------------------------------------------------------------------------------------------------------------------------------
              (1,799)                       7,874              9,673           483,795
                                                                                              314,045                   815,687
--------------------------------------------------------------------------------------------------------------------------------
             658,071                    6,647,206          5,989,135        22,253,396
                                                                                           13,802,417                42,373,264
--------------------------------------------------------------------------------------------------------------------------------
              (4,649)                      22,074             26,723         1,189,837
                                                                                              765,870                 2,009,136
--------------------------------------------------------------------------------------------------------------------------------
              98,720                      275,190            176,470           168,824
                                                                                            1,329,850                 1,805,207
--------------------------------------------------------------------------------------------------------------------------------

              13,628                    2,079,892          2,066,264         6,166,736
                                                                                            4,216,322                12,499,024
--------------------------------------------------------------------------------------------------------------------------------
              66,161                    1,591,182          1,525,021         7,560,622
                                                                                            2,489,437                11,546,629
--------------------------------------------------------------------------------------------------------------------------------
              22,362                      472,406            450,044         3,815,602
                                                                                            1,181,849                 5,474,948
--------------------------------------------------------------------------------------------------------------------------------
                 156                       76,494             76,338           832,504
                                                                                               44,861                   958,624
--------------------------------------------------------------------------------------------------------------------------------
               3,877                        8,910              5,033           547,508
                                                                                              214,428                   764,159
--------------------------------------------------------------------------------------------------------------------------------

                   0                       26,823             26,823           292,382
                                                                                                    0                   320,366
--------------------------------------------------------------------------------------------------------------------------------
                   0                       20,760             20,760           421,191
                                                                                                    0                   441,042
--------------------------------------------------------------------------------------------------------------------------------
                   0                       62,571             62,571         1,561,005
                                                                                                    0                 1,625,845
--------------------------------------------------------------------------------------------------------------------------------
                   0                        4,705              4,705           616,247
                                                                                                    0                   633,408
--------------------------------------------------------------------------------------------------------------------------------
         $13,871,018                  $76,750,381        $62,879,363      $211,187,061   $218,897,920              $501,773,476
================================================================================================================================

Variable Annuity Account I

Statement of Assets and Liabilities - December 31, 1996:


ASSETS:
Investments, at net asset value: (Note 1)
  Aetna Variable Fund; 118,220 shares (cost $3,972,310) ........................   $3,829,309
  Aetna Income Shares; 79,477 shares (cost $1,025,028) .........................    1,003,244
  Aetna Variable Encore Fund; 635,111 shares (cost $8,317,770) .................    8,379,376
  Aetna Investment Advisers Fund, Inc.; 46,476 shares (cost $686,701) ..........      702,615
  Aetna Ascent Variable Portfolio; 92,327 shares (cost $1,108,682) .............    1,165,108
  Aetna Crossroads Variable Portfolio; 6,406 shares (cost $77,022) .............       76,740
  Aetna Legacy Variable Portfolio; 8,918 shares (cost $103,946) ................      100,364
  Aetna Variable Index Plus Portfolio; 2,964 shares (cost $33,107) .............       32,321
  Alger American Funds:
    Balanced Portfolio; 54,958 shares (cost $488,764) ..........................      507,815
    Growth Portfolio; 188,312 shares (cost $6,133,738) .........................    6,464,740
    Income and Growth Portfolio; 76,873 shares (cost $604,086) .................      647,270
    Leveraged AllCap Portfolio; 103,955 shares (cost $1,958,838) ...............    2,012,567
    MidCap Portfolio; 192,140 shares (cost $3,929,732) .........................    4,102,199
    Small Capitalization Portfolio; 171,234 shares (cost $7,045,821) ...........    7,005,171
  Fidelity Investments Variable Insurance Products Fund:
    Equity-Income Portfolio; 563,735 shares (cost $11,091,451) .................   11,855,352
    Growth Portfolio; 305,971 shares (cost $9,188,009) .........................    9,527,933
    High Income Portfolio; 218,647 shares (cost $2,638,083) ....................    2,737,458
    Overseas Portfolio; 70,166 shares (cost $1,255,226) ........................    1,321,928
  Fidelity Investments Variable Insurance Products Fund II:
    Asset Manager Portfolio; 71,870 shares (cost $1,159,980) ...................    1,216,766
    Contrafund Portfolio; 395,008 shares (cost $6,102,472) .....................    6,541,331
    Index 500 Portfolio; 54,852 shares (cost $4,513,469) .......................    4,888,997
    Investment Grade Bond Portfolio; 36,653 shares (cost $438,309) .............      448,634
  Insurance Management Series:
    American Leaders Fund II; 3,803,235 shares (cost $50,964,321)...............   58,037,362
    Growth Strategies Fund II; 765,678 shares (cost $8,910,410).................    9,800,678
    High Income Bond Fund II; 1,131,975 shares (cost $11,148,554)...............   11,591,426
    International Equity Fund II; 1,015,711 shares (cost $10,735,477)...........   11,335,329
    Prime Money Fund II; 3,507,665 shares (cost $3,507,665).....................    3,507,665
    U.S. Government Securities Fund II; 243,454  shares (cost $2,456,653).......    2,456,452
    Utility Fund II; 1,129,147 shares (cost $12,228,743)........................   13,335,221
  Janus Aspen Series:
    Aggressive Growth Portfolio; 150,999 shares (cost $2,736,309)...............    2,754,214
    Balanced Portfolio; 134,540 shares (cost $1,940,432)........................    1,987,150
    Flexible Income Portfolio; 34,999 shares (cost $387,419)....................      393,394
    Growth Portfolio; 200,763 shares (cost $3,022,933)..........................    3,113,839
    Short-Term Bond Portfolio; 31,499 shares (cost $315,844)....................      314,045
    Worldwide Growth Portfolio; 710,001 shares (cost $13,144,346)...............   13,802,417
  Lexington Emerging Markets Fund; 75,979 shares (cost $770,519)................      765,870
  Lexington Natural Resources Trust Fund; 93,062 shares (cost $1,231,130).......    1,329,850
  MFS Funds:
    Emerging Growth Series; 318,453 shares (cost $4,202,694)....................    4,216,322
    Research Series; 189,599 shares (cost $2,423,276)...........................    2,489,437
    Total Return Series; 86,203 shares (cost $1,159,487)........................    1,181,849
    Value Series; 4,208 shares (cost $44,704)...................................       44,861
    World Government Series; 20,267 shares (cost $210,551)......................      214,428
  TCI Portfolios, Inc.:
    Balanced Fund; 49,532 shares (cost $363,463)................................      373,473
    Growth Fund; 44,936 shares (cost $471,345)..................................      460,141
    International Fund; 138,466 shares (cost $778,083)..........................      825,259
                                                                                 ------------
NET ASSETS (cost $205,026,902) ................................................. $218,897,920
                                                                                 ============

                                            S-17

Variable Annuity Account I

Net assets represented by:
Reserves for annuity contracts in accumulation and payment period:
  (Notes 1 and 5)

  Aetna Variable Fund:
   Annuity contracts in accumulation............................ $3,829,309
  Aetna Income Shares:
   Annuity contracts in accumulation............................  1,003,244
  Aetna Variable Encore Fund:
   Annuity contracts in accumulation............................  8,379,376
  Aetna Investment Advisers Fund, Inc.:
   Annuity contracts in accumulation............................    702,615
  Aetna Ascent Variable Portfolio:
   Annuity contracts in accumulation............................  1,165,108
  Aetna Crossroads Variable Portfolio:
   Annuity contracts in accumulation............................     76,740
  Aetna Legacy Variable Portfolio:
   Annuity contracts in accumulation............................    100,364
  Aetna Variable Index Plus Portfolio:
   Annuity contracts in accumulation............................     32,321
  Alger American Funds:
    Balanced Portfolio:
   Annuity contracts in accumulation............................    507,815
    Growth Portfolio:
   Annuity contracts in accumulation............................  6,464,740
    Income and Growth Portfolio:
   Annuity contracts in accumulation............................    647,270
    Leveraged AllCap Portfolio:
   Annuity contracts in accumulation............................  2,012,567
    MidCap Portfolio:
   Annuity contracts in accumulation............................  4,102,199
    Small Capitalization Portfolio:
   Annuity contracts in accumulation............................  7,005,171
  Fidelity Investments Variable Insurance Products Fund:
    Equity-Income Portfolio:
   Annuity contracts in accumulation............................ 11,855,352
    Growth Portfolio:
   Annuity contracts in accumulation............................  9,527,933
    High Income Portfolio:
   Annuity contracts in accumulation............................  2,737,458
    Overseas Portfolio:
   Annuity contracts in accumulation............................  1,321,928
  Fidelity Investments Variable Insurance Products Fund II:
    Asset Manager Portfolio:
   Annuity contracts in accumulation............................  1,216,766
    Contrafund Portfolio:
   Annuity contracts in accumulation............................  6,541,331
    Index 500 Portfolio:
   Annuity contracts in accumulation............................  4,888,997
    Investment Grade Bond Portfolio:
   Annuity contracts in accumulation............................    448,634
  Insurance Management Series:
    American Leaders Fund II:
   Annuity contracts in accumulation............................ 58,037,362
    Growth Strategies Fund II:
   Annuity contracts in accumulation............................  9,800,678
    High Income Bond Fund II:
   Annuity contracts in accumulation............................ 11,591,426
    International Equity Fund II:
   Annuity contracts in accumulation............................ 11,335,329

                                            S-18

Variable Annuity Account I

    Prime Money Fund II:
   Annuity contracts in accumulation.....................      $3,507,665
    U.S. Government Securities Fund II:
   Annuity contracts in accumulation.....................       2,456,452
    Utility Fund II:
   Annuity contracts in accumulation.....................      13,335,221
  Janus Aspen Series:
    Aggressive Growth Portfolio:
   Annuity contracts in accumulation.....................       2,754,214
    Balanced Portfolio:
   Annuity contracts in accumulation.....................       1,987,150
    Flexible Income Portfolio:
   Annuity contracts in accumulation.....................         393,394
    Growth Portfolio:
   Annuity contracts in accumulation.....................       3,113,839
    Short-Term Bond Portfolio:
   Annuity contracts in accumulation.....................         314,045
    Worldwide Growth Portfolio:
   Annuity contracts in accumulation.....................      13,802,417
  Lexington Emerging Markets Fund:
   Annuity contracts in accumulation.....................         765,870
  Lexington Natural Resources Trust Fund:
   Annuity contracts in accumulation.....................       1,329,850
  MFS Funds:
    Emerging Growth Series:
   Annuity contracts in accumulation.....................       4,216,322
    Research Series:
   Annuity contracts in accumulation.....................       2,489,437
    Total Return Series:
   Annuity contracts in accumulation.....................       1,181,849
    Value Series:
   Annuity contracts in accumulation.....................          44,861
    World Government Series:
   Annuity contracts in accumulation.....................         214,428
  TCI Portfolios, Inc.:
    Balanced Fund:
   Annuity contracts in accumulation.....................         373,473
    Growth Fund:
   Annuity contracts in accumulation.....................         460,141
    International Fund:
   Annuity contracts in accumulation.....................         825,259
                                                           --------------
                                                             $218,897,920
                                                           ==============

See Notes to Financial Statements

Variable Annuity Account I


Statements of Operations and Changes in Net Assets

                                                                                  Year Ended December 31,
                                                                                  1996             *1995
                                                                                  ----             -----
INVESTMENT INCOME:
Income: (Notes 1, 3 and 5)
   Dividends ...........................................................        $3,142,826        $344,085
Expenses: (Notes 2 and 5)
   Valuation Period Deductions .........................................        (1,469,442)       (129,615)
                                                                                ----------        --------
Net investment income ..................................................         1,673,384         214,470
                                                                                ----------        --------
NET REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS:
Net realized gain on sales of investments: (Notes 1, 4 and 5)
  Proceeds from sales ..................................................        30,774,009       1,768,297
  Cost of investments sold .............................................        30,447,382       1,764,665
                                                                                ----------        --------
    Net realized gain ..................................................           326,627           3,632
Net unrealized gain on investments: (Note 5)
  Beginning of period ..................................................         1,366,008               0
  End of period ........................................................        13,871,018       1,366,008
                                                                                ----------        --------
    Net change in unrealized gain ......................................        12,505,010       1,366,008
                                                                                ----------        --------
Net realized and unrealized gain on investments ........................        12,831,637       1,369,640
                                                                                ----------        --------
Net increase in net assets resulting from operations ...................        14,505,021       1,584,110
                                                                                ----------        --------
FROM UNIT TRANSACTIONS:
Variable annuity contract purchase payments ............................       151,305,122      29,988,730
Sales and administrative charges deducted by the Company ...............                 0         (98,694)
                                                                                ----------        --------
    Net variable annuity contract purchase payments.....................       151,305,122      29,890,036
Transfers from the Company's fixed account options .....................        21,839,958       2,369,036
Redemptions by contract holders ........................................        (2,630,806)       (100,005)
Other ..................................................................           121,009          14,439
                                                                                ----------        --------
    Net increase in net assets from unit transactions (Note 5) .........       170,635,283      32,173,506
                                                                                ----------        --------
Change in net assets ...................................................       185,140,304      33,757,616
NET ASSETS:
Beginning of period ....................................................        33,757,616               0
                                                                                ----------        --------
End of period ..........................................................      $218,897,920     $33,757,616
                                                                              ============     ===========

* Statements of Operations and Changes in Net Assets for the Period June 28, 1995 through December 31, 1995.

Variable Annuity Account I

Notes to Financial Statements  December 31, 1996


1.    Summary of Significant Accounting Policies

      Variable Annuity Account I ("Account") is a separate account established by Aetna Insurance Company of America ("Company") and is registered under the Investment Company Act of 1940 as a unit investment trust. The Account is sold exclusively for use with variable annuity contracts that may be entitled to tax - deferred treatment under specific sections of the Internal Revenue Code of 1986, as amended. The account commenced operations on June 28, 1995.

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect amounts reported therein. Although actual results could differ from these estimates, any such differences are expected to be immaterial to the net assets of the Account.

      a.  Valuation of Investments

      Investments in the following Funds are stated at the closing net asset value per share as determined by each Fund on December 31, 1996:


        Aetna Variable Fund                                            Insurance Management Series:
        Aetna Income Shares                                            [bullet]American Leaders Fund II
        Aetna Variable Encore Fund                                     [bullet]Growth Strategies Fund II
        Aetna Investment Advisers Fund, Inc.                           [bullet]High Income Bond Fund II
        Aetna Ascent Variable Portfolio                                [bullet]International Equity Fund II
        Aetna Crossroads Variable Portfolio                            [bullet]Prime Money Fund II
        Aetna Legacy Variable Portfolio                                [bullet]U.S. Government Securities Fund II
        Aetna Variable Index Plus Portfolio                            [bullet]Utility Fund II
        Alger American Funds:                                          Janus Aspen Series:
        [bullet]Balanced Portfolio                                     [bullet]Aggressive Growth Portfolio
        [bullet]Growth Portfolio                                       [bullet]Balanced Portfolio
        [bullet]Income and Growth Portfolio                            [bullet]Flexible Income Portfolio
        [bullet]Leveraged AllCap Portfolio                             [bullet]Growth Portfolio
        [bullet]MidCap Portfolio                                       [bullet]Short - Term Bond Portfolio
        [bullet]Small Capitalization Portfolio                         [bullet]Worldwide Growth Portfolio
        Fidelity Investments Variable Insurance Products Fund:         Lexington Emerging Markets Fund
        [bullet]Equity - Income Portfolio                              Lexington Natural Resources Trust Fund
        [bullet]Growth Portfolio                                       MFS Funds:
        [bullet]High Income Portfolio                                  [bullet]Emerging Growth Series
        [bullet]Overseas Portfolio                                     [bullet]Research Series
        Fidelity Investments Variable Insurance Products Fund II:      [bullet]Total Return Series
        [bullet]Asset Manager Portfolio                                [bullet]Value Series
        [bullet]Contrafund Portfolio                                   [bullet]World Government Series
        [bullet]Index 500 Portfolio                                    TCI Portfolios, Inc.:
        [bullet]Investment Grade Bond Portfolio                        [bullet]Balanced Fund
                                                                       [bullet]Growth Fund
                                                                       [bullet]International Fund

      b.    Other

      Investment transactions are accounted for on a trade date basis and dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by specific identification.

      c.    Federal Income Taxes

     The operations of the Account form a part of, and are taxed with, the total operations of the Company which is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended.

      d.    Annuity Reserves

     Annuity reserves held in the Separate Accounts are computed for currently payable contracts according to the 83a and 83GAM tables using various assumed interest rates. Mortality experience is monitored by the Company. Charges to annuity reserves for mortality experience are reimbursed to the Company if the reserves required are less than originally estimated. If additional reserves are required, the Company reimburses the Account.


2.    Valuation Period Deductions

     Deductions by the Account for mortality and expense risk charges are made in accordance with the terms of the contracts and are paid to the Company.


3.    Dividend Income

     On an annual basis, the Funds distribute substantially all of their taxable income and realized capital gains to their shareholders. Distributions to the Account are automatically reinvested in shares of the Funds. The Account's proportionate share of each Fund's undistributed net investment income (distributions in excess of net investment income) and accumulated net realized gain (loss) on investments is included in net unrealized gain
     (loss) in the Statements of Operations and Changes in Net Assets.


4.    Purchases and Sales of Investments

     The cost of purchases and proceeds from sales of investments other than short-term investments for the years ended December 31, 1996 and December 31, 1995 aggregated $203,082,676 and $30,774,009; $34,156,273 and
     $1,768,297, respectively.

Variable Annuity Account I

5. Supplemental Information to Statements of Operations and Changes in Net Assets Year Ended December 31, 1996

-----------------------------------------------------------------------------------------------------------

                                                         Valuation    Proceeds      Cost of       Net
                                                           Period       from      Investments   Realized
                                           Dividends     Deductions     Sales        Sold      Gain (Loss)
-----------------------------------------------------------------------------------------------------------
Aetna Variable Fund:                        $377,243      ($16,848)    $678,021      $625,675     $52,346
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------
Aetna Income Shares:                          53,910        (6,342)     361,706       364,811      (3,105)
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------
Aetna Variable Encore Fund:                  271,781       (42,460)   8,817,411     8,991,630    (174,219)
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------
Aetna Investment Advisers Fund, Inc.:         49,621        (6,268)     445,891       441,685       4,206
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------
Aetna Ascent Variable Portfolio:              41,723        (4,767)     103,743       102,116       1,627
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------
Aetna Crossroads Variable Portfolio:           3,213          (150)         245           229          16
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------
Aetna Legacy Variable Portfolio:               6,160           (98)      32,715        33,619        (904)
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------
Aetna Variable Index Plus Portfolio:             175           (59)      32,626        30,948       1,678
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------
Alger American Funds:
 Balanced Portfolio:                           1,752        (2,640)     164,226       164,428        (202)
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------
 Growth Portfolio:                            41,079       (39,330)     505,561       482,104      23,457
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------
 Income and Growth Portfolio:                 30,956        (3,277)     116,013       131,617     (15,604)
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------
 Leveraged AllCap Portfolio:                   1,193       (10,216)     138,877       145,053      (6,176)
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------
 MidCap Portfolio:                             6,167       (19,638)   1,125,112     1,181,040     (55,928)
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------
 Small Capitalization Portfolio:               5,402       (43,782)     967,209       963,981       3,228
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------
Fidelity Investments Variable
 Insurance Products Fund:
 EquityIncome Portfolio:                       5,013       (60,690)     388,307       391,124      (2,817)
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------
 Growth Portfolio:                             6,182       (51,253)     683,984       650,467      33,517
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------
 High Income Portfolio:                            0       (13,207)     809,332       772,725      36,607
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------
 Overseas Portfolio:                               0        (6,706)     553,209       544,802       8,407
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------
Fidelity Investments Variable
 Insurance Products Fund II:
 Asset Manager Portfolio:                          0        (4,829)      32,049        30,456       1,593
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------
 Contrafund Portfolio:                             0       (23,542)     531,787       511,106      20,681
Annuity contracts in accumulation

-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
                                            Net Unrealized                       Net
                                              Gain (Loss)         Net     Increase (Decrease)      Net Assets
                                              -----------      Change in       in Net Assets          ----------
                                           Beginning   End     Unrealized     from Unit       Beginning   End
                                            of Year  of Year   Gain (Loss)   Transactions      of Year   of Year
-----------------------------------------------------------------------------------------------------------------
Aetna Variable Fund:                           $0   ($143,001)   ($143,001)   $3,559,569
Annuity contracts in accumulation                                                                $0   $3,829,309
------------------------------------------------------------------------------------------------------------------
Aetna Income Shares:                            0     (21,783)     (21,783)      980,564
Annuity contracts in accumulation                                                                 0    1,003,244
------------------------------------------------------------------------------------------------------------------
Aetna Variable Encore Fund:                     0      61,606       61,606     8,262,668
Annuity contracts in accumulation                                                                 0    8,379,376
------------------------------------------------------------------------------------------------------------------
Aetna Investment Advisers Fund, Inc.:           0      15,913       15,913       639,143
Annuity contracts in accumulation                                                                 0      702,615
------------------------------------------------------------------------------------------------------------------
Aetna Ascent Variable Portfolio:                0      56,427       56,427     1,070,098
Annuity contracts in accumulation                                                                 0    1,165,108
------------------------------------------------------------------------------------------------------------------
Aetna Crossroads Variable Portfolio:            0        (282)        (282)       73,943
Annuity contracts in accumulation                                                                 0       76,740
------------------------------------------------------------------------------------------------------------------
Aetna Legacy Variable Portfolio:                0      (3,582)      (3,582)       98,789
Annuity contracts in accumulation                                                                (1)     100,364
------------------------------------------------------------------------------------------------------------------
Aetna Variable Index Plus Portfolio:            0        (786)        (786)       31,313
Annuity contracts in accumulation                                                                 0       32,321
------------------------------------------------------------------------------------------------------------------
Alger American Funds:
 Balanced Portfolio:                            0      19,051       19,051       489,854
Annuity contracts in accumulation                                                                 0      507,815
------------------------------------------------------------------------------------------------------------------
 Growth Portfolio:                           (303)    331,002      331,305     6,071,518
Annuity contracts in accumulation                                                            36,711    6,464,740
------------------------------------------------------------------------------------------------------------------
 Income and Growth Portfolio:                   0      43,184       43,184       592,011
Annuity contracts in accumulation                                                                 0      647,270
------------------------------------------------------------------------------------------------------------------
 Leveraged AllCap Portfolio:                    0      53,728       53,728     1,974,038
Annuity contracts in accumulation                                                                 0    2,012,567
------------------------------------------------------------------------------------------------------------------
 MidCap Portfolio:                              0     172,467      172,467     3,999,130
Annuity contracts in accumulation                                                                 1    4,102,199
------------------------------------------------------------------------------------------------------------------
 Small Capitalization Portfolio:           (1,042)    (40,650)     (39,608)    7,044,153
Annuity contracts in accumulation                                                            35,778    7,005,171
------------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable
 Insurance Products Fund:
 EquityIncome Portfolio:                        0     763,902      763,902    11,149,944
Annuity contracts in accumulation                                                                 0   11,855,352
------------------------------------------------------------------------------------------------------------------
 Growth Portfolio:                              0     339,925      339,925     9,199,562
Annuity contracts in accumulation                                                                 0    9,527,933
------------------------------------------------------------------------------------------------------------------
 High Income Portfolio:                         0      99,376       99,376     2,614,682
Annuity contracts in accumulation                                                                 0    2,737,458
------------------------------------------------------------------------------------------------------------------
 Overseas Portfolio:                            0      66,703       66,703     1,253,524
Annuity contracts in accumulation                                                                 0    1,321,928
------------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable
 Insurance Products Fund II:
 Asset Manager Portfolio:                       0      56,785       56,785     1,163,217
Annuity contracts in accumulation                                                                 0    1,216,766
------------------------------------------------------------------------------------------------------------------
 Contrafund Portfolio:                          0     438,859      438,859     6,105,333          0    6,541,331
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------

Variable Annuity Account I

5. Supplemental Information to Statements of Operations and Changes in Net Assets Year Ended December 31, 1996

---------------------------------------------------------------------------------------------------------

                                                      Valuation    Proceeds      Cost of       Net
                                                        Period       from      Investments   Realized
                                           Dividends  Deductions     Sales        Sold      Gain (Loss)
---------------------------------------------------------------------------------------------------------
 Index 500 Portfolio:                            $0    ($22,040)     $334,354      $313,306      $21,048
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------
 Investment Grade Bond Portfolio:                 0      (1,771)       67,878        68,125         (247)
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------
Insurance Management Series:
 American Leaders Fund II:                  662,642    (497,245)      925,465       746,157      179,308
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------
 Growth Strategies Fund II:                     295     (52,685)      106,659        89,128       17,531
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------
 High Income Bond Fund II:                  611,472     (95,132)      310,773       300,649       10,124
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------
 International Equity Fund II:               20,351     (96,657)      280,807       261,882       18,925
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------
 Prime Money Fund II:                       164,619     (50,003)    6,053,920     6,053,922           (2)
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------
 U.S. Government Securities Fund II:        113,351     (26,261)      844,719       846,273       (1,554)
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------
 Utility Fund II:                           381,276    (128,189)      639,721       566,100       73,621
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------
Janus Aspen Series:
 Aggressive Growth Portfolio:                 7,466     (12,856)    1,050,437     1,088,069      (37,632)
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------
 Balanced Portfolio:                         23,543      (7,391)      221,223       209,140       12,083
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------
 Flexible Income Portfolio:                  18,252      (2,109)       41,760        41,610          150
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------
 Growth Portfolio:                           25,286     (14,653)    1,183,201     1,120,812       62,389
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------
 ShortTerm Bond Portfolio:                   9,170      (2,222)      652,610       650,060        2,550
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------
 Worldwide Growth Portfolio:                106,093     (61,217)      446,507       395,584       50,923
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------
Lexington Emerging Markets Fund:                  0      (3,899)      109,987       110,241         (254)
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------
Lexington Natural Resources Trust Fund:       4,095      (5,265)      418,184       424,395       (6,211)
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------
MFS Funds:
 Emerging Growth Series:                     33,270     (14,548)      145,356       151,959       (6,603)
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------
 Research Series:                            32,798      (7,629)       69,685        69,157          528
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------
 Total Return Series:                        22,438      (3,611)      191,249       184,924        6,325
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------

                                            S-25

-----------------------------------------------------------------------------------------------------------------
                                            Net Unrealized                       Net
                                              Gain (Loss)          Net    Increase (Decrease)     Net Assets
                                              -----------       Change in   in Net Assets         ----------
                                           Beginning   End     Unrealized     from Unit       Beginning   End
                                            of Year  of Year   Gain (Loss)   Transactions      of Year   of Year
-----------------------------------------------------------------------------------------------------------------
 Index 500 Portfolio:                           $0  $375,527    $375,527     $4,514,462
Annuity contracts in accumulation                                                                $0    $4,888,997
-----------------------------------------------------------------------------------------------------------------
 Investment Grade Bond Portfolio:                0    10,325      10,325        440,327
Annuity contracts in accumulation                                                                 0       448,634
-----------------------------------------------------------------------------------------------------------------
Insurance Management Series:
 American Leaders Fund II:                 871,936 7,073,040   6,201,104     35,057,409
Annuity contracts in accumulation                                                        16,434,144    58,037,362
-----------------------------------------------------------------------------------------------------------------
 Growth Strategies Fund II:                  4,198   890,268     886,070      8,762,085
Annuity contracts in accumulation                                                           187,382     9,800,678
-----------------------------------------------------------------------------------------------------------------
 High Income Bond Fund II:                  47,839   442,872     395,033      7,472,858
Annuity contracts in accumulation                                                         3,197,071    11,591,426
-----------------------------------------------------------------------------------------------------------------
 International Equity Fund II:              77,134   599,852     522,718      7,793,953
Annuity contracts in accumulation                                                         3,076,039    11,335,329
-----------------------------------------------------------------------------------------------------------------
 Prime Money Fund II:                            0         0           0       (713,688)
Annuity contracts in accumulation                                                         4,106,739     3,507,665
-----------------------------------------------------------------------------------------------------------------
 U.S. Government Securities Fund II:        32,984      (201)    (33,185)       816,834
Annuity contracts in accumulation                                                         1,587,267     2,456,452
-----------------------------------------------------------------------------------------------------------------
 Utility Fund II:                          332,527 1,106,478     773,951      7,162,934
Annuity contracts in accumulation                                                         5,071,628    13,335,221
-----------------------------------------------------------------------------------------------------------------
Janus Aspen Series:
 Aggressive Growth Portfolio:                    0    17,905      17,905      2,779,331
Annuity contracts in accumulation                                                                 0     2,754,214
-----------------------------------------------------------------------------------------------------------------
 Balanced Portfolio:                             0    46,718      46,718      1,912,197
Annuity contracts in accumulation                                                                 0     1,987,150
-----------------------------------------------------------------------------------------------------------------
 Flexible Income Portfolio:                      0     5,974       5,974        371,127
Annuity contracts in accumulation                                                                 0       393,394
-----------------------------------------------------------------------------------------------------------------
 Growth Portfolio:                               0    90,906      90,906      2,949,911
Annuity contracts in accumulation                                                                 0     3,113,839
-----------------------------------------------------------------------------------------------------------------
 ShortTerm Bond Portfolio:                      0    (1,799)     (1,799)       306,346
Annuity contracts in accumulation                                                                 0       314,045
-----------------------------------------------------------------------------------------------------------------
 Worldwide Growth Portfolio:                     0   658,071     658,071     13,048,547
Annuity contracts in accumulation                                                                 0    13,802,417
-----------------------------------------------------------------------------------------------------------------
Lexington Emerging Markets Fund:               735    (4,649)     (5,384)       750,550
Annuity contracts in accumulation                                                            24,857       765,870
-----------------------------------------------------------------------------------------------------------------
Lexington Natural Resources Trust Fund:          0    98,720      98,720      1,238,511
Annuity contracts in accumulation                                                                 0     1,329,850
-----------------------------------------------------------------------------------------------------------------
MFS Funds:
 Emerging Growth Series:                         0    13,628      13,628      4,190,575
Annuity contracts in accumulation                                                                 0     4,216,322
-----------------------------------------------------------------------------------------------------------------
 Research Series:                                0    66,161      66,161      2,397,579
Annuity contracts in accumulation                                                                 0     2,489,437
-----------------------------------------------------------------------------------------------------------------
 Total Return Series:                            0    22,362      22,362      1,134,335
Annuity contracts in accumulation                                                                 0     1,181,849
-----------------------------------------------------------------------------------------------------------------

Variable Annuity Account I

     5. Supplemental Information to Statements of Operations and Changes in Net Assets-Year Ended December 31, 1996

-------------------------------------------------------------------------------------------------------

                                                       Valuation   Proceeds      Cost of       Net
                                                        Period       from      Investments   Realized
                                        Dividends     Deductions     Sales        Sold      Gain (Loss)
-------------------------------------------------------------------------------------------------------
 Value Series:                             $606         ($47)       $3,366        $3,307        $59
Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------
 World Government Series:                     0         (961)       35,795        34,610      1,185
Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------
TCI Portfolios, Inc.:
 Balanced Fund:                           1,396       (1,261)       21,355        20,655        700
Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------
 Growth Fund:                             2,369       (2,424)       89,869        97,034     (7,165)
Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------
 International Fund:                        468       (3,264)       41,105        40,667        438
Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------
Total Variable Annuity Account I     $3,142,826  ($1,469,442)  $30,774,009   $30,447,382   $326,627
=======================================================================================================

--------------------------------------------------------------------------------------------------------------------
                                                                              Net                Net Assets
                                           Net Unrealized       Net      Increase (Decrease)    ------------
                                            Gain (Loss)      Unrealized    in Net Assets
                                         Beginning   End      Change in     from Unit      Beginning    End
                                          of Year  of Year   Gain (Loss)   Transactions      of Year    of Year
--------------------------------------------------------------------------------------------------------------------
 Value Series:                              $0         $156        $156      $44,087
Annuity contracts in accumulation                                                                $0          $44,861
--------------------------------------------------------------------------------------------------------------------
 World Government Series:                    0        3,877       3,877      210,327
Annuity contracts in accumulation                                                                 0          214,428
--------------------------------------------------------------------------------------------------------------------
TCI Portfolios, Inc.:
 Balanced Fund:                              0       10,011      10,011      362,627
Annuity contracts in accumulation                                                                 0          373,473
--------------------------------------------------------------------------------------------------------------------
 Growth Fund:                                0      (11,204)    (11,204)     478,565
Annuity contracts in accumulation                                                                 0          460,141
--------------------------------------------------------------------------------------------------------------------
 International Fund:                         0       47,176      47,176      780,441
Annuity contracts in accumulation                                                                 0          825,259
--------------------------------------------------------------------------------------------------------------------
Total Variable Annuity Account I    $1,366,008  $13,871,018 $12,505,010  $170,635,283   $33,757,616     $218,897,920
=====================================================================================================================

                          Independent Auditors' Report


The Board of Directors of Aetna Insurance Company of America and
  Contract Owners of Variable Annuity Account I:


We have audited the accompanying statement of assets and liabilities of Aetna Insurance Company of America Variable Annuity Account I (the "Account") as of December 31, 1996, the related statements of operations and changes in net assets for the year then ended and the period from June 28, 1995 (commencement of operations) to December 31, 1995 and condensed financial information for the year ended December 31, 1996. These financial statements and condensed financial information are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and condensed financial information based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and condensed financial information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and condensed financial information referred to above present fairly, in all material respects, the financial position of Aetna Insurance Company of America Variable Annuity Account I as of December 31, 1996, the results of its operations and the changes in its net assets for the year ended December 31, 1996 and the period from June 28, 1995 to December 31, 1995 and condensed financial information for the year ended December 31, 1996 in conformity with generally accepted accounting principles.


                                                  KPMG Peat Marwick LLP


Hartford, Connecticut
February 14, 1997

                       AETNA INSURANCE COMPANY OF AMERICA
    (A wholly owned subsidiary of Aetna Life Insurance and Annuity Company)

                         Index to Financial Statements

                                                                          Page
                                                                          ----
Item 1.   Financial Statements

Statements of Income for the three and nine months ended                   F-2
  September 30, 1997 and 1996 (unaudited)
Balance Sheets as of September 30, 1997 (unaudited) and
  December 31, 1996                                                        F-3
Statements of Changes in Shareholder's Equity for the nine
  months ended September 30, 1997 and 1996 (unaudited)                     F-4
Statements of Cash Flows for the nine months ended September
  30, 1997 and 1996 (unaudited)                                            F-5
Condensed Notes to Financial Statements                                    F-6
Independent Auditors' Review Report                                        F-8
Statements of Income for the Years Ended December 31, 1996,
  1995 and 1994                                                            F-9
Balance Sheets as of December 31, 1996 and 1995                            F-10
Statements of Changes in Shareholder's Equity for the Years
  Ended December 31, 1996, 1995 and 1994                                   F-11
Statements of Changes in Cash Flows for the Years Ended
  December 31, 1996, 1995 and 1994                                         F-12
Notes to Financial Statements                                              F-13

PART I.  FINANCIAL INFORMATION

Item 1.  Financial Statements

                       AETNA INSURANCE COMPANY OF AMERICA
     (A wholly owned subsidiary of Aetna Life Insurance and Annuity Company)

                              Statements of Income
                                   (thousands)

                                                 3 Months Ended September 30,  9 Months Ended September 30,
                                                 ---------------------------   ----------------------------
                                                         1997          1996         1997          1996
                                                     (unaudited)   (unaudited)   (unaudited)   (unaudited)
                                                     -----------   -----------   ----------    -----------
Revenue:
  Charges assessed against policyholders ..........    1,760.1       $ 373.2       $4,057.5      $  757.6
  Net investment income............................    1,975.2         341.0        4,853.0         673.5
  Net realized capital gains (losses) .............       18.5          --             88.6         (17.1)
  Other income ....................................       55.0          --            168.4          --
                                                      --------       -------        -------       -------
        Total revenue .............................    3,808.8         714.2        9,167.5       1,414.0

Benefits and expenses:
  Current and future benefits .....................    1,622.6         533.6        4,241.8         714.8
  Operating expenses ..............................      786.1         306.2        2,544.9       1,903.6
  Amortization of deferred policy acquisition costs      408.8          --          1,026.2          --
                                                      --------       -------        -------       -------
       Total benefits and expenses ................    2,817.5         839.8        7,812.9       2,618.4

Income (loss) before income
   taxes (benefits) ...............................      991.3        (125.6)       1,354.6      (1,204.4)

Income taxes (benefits) ...........................      342.6         (41.1)         387.8        (363.7)
                                                      --------       -------        -------       -------
Net income (loss) .................................   $  648.7       $ (84.5)      $  966.8      $ (840.7)
                                                      ========       =======       ========      ========

See Condensed Notes to Financial Statements.

                       AETNA INSURANCE COMPANY OF AMERICA
    (A wholly owned subsidiary of Aetna Life Insurance and Annuity Company)

                                 Balance Sheets
                         (thousands, except share data)


                                                            September 30,
                                                                 1997           December 31,
Assets                                                       (unaudited)           1996
-----                                                       --------------      ------------
Investments:
  Debt securities available for sale, at fair value
     (amortized cost $112,896.5 and $24,736.8)                $114,776.2        $ 24,770.3
Cash and cash equivalents                                       13,766.6          51,842.3
Deferred policy acquisition costs                               39,049.8          21,057.0
Accrued investment income                                        1,683.5             325.8
Deferred tax asset                                               3,002.4           1,289.7
Income taxes receivable                                           --               1,133.2
Other assets                                                     1,055.2             447.6
Separate accounts assets                                       601,301.3         303,518.6
                                                              ----------        ----------
       Total assets                                           $774,635.0        $404,384.5
                                                              ==========        ==========

Liabilities and Shareholder's Equity
------------------------------------
Liabilities:
  Policyholders' funds left with the Company                  $133,718.4        $ 64,445.4
  Other liabilities                                              2,025.2           4,753.2
  Due to parent and affiliates                                     526.6             347.2
  Income taxes payable                                              73.5            --
  Separate accounts liabilities                                601,301.3         303,518.6
                                                              ----------        ----------
       Total liabilities                                       737,645.0         373,064.4
                                                              ----------        ----------
Shareholder's equity:
  Common capital stock, par value $2,000 (1,275 shares
   authorized, issued and outstanding)                           2,550.0           2,550.0
  Paid-in capital                                               32,550.0          27,550.0
  Net unrealized capital gains                                     121.7              90.3
  Retained earnings                                              1,768.3           1,129.8
                                                              ----------        ----------
       Total shareholder's equity                               36,990.0          31,320.1
                                                              ----------        ----------
         Total liabilities and shareholder's equity           $774,635.0        $404,384.5
                                                              ==========        ==========


See Condensed Notes to Financial Statements.

                       AETNA INSURANCE COMPANY OF AMERICA
    (A wholly owned subsidiary of Aetna Life Insurance and Annuity Company)

                 Statements of Changes in Shareholder's Equity
                                  (thousands)



                                                  9 Months Ended September 30,
                                                  ----------------------------
                                                     1997
                                                  (unaudited)        1996
                                                  -----------        ----

Shareholder's equity, beginning of period         $31,320.1        $12,133.0

Capital contribution                                5,000.0           --

Net change in unrealized capital gains (losses)        31.4           (102.2)

Net income (loss)                                     966.8           (840.7)

Other changes                                        (328.3)          --
                                                  ---------        ---------
Shareholder's equity, end of period               $36,990.0        $11,190.1
                                                  =========        =========



See Condensed Notes to Financial Statements.

                       AETNA INSURANCE COMPANY OF AMERICA
    (A wholly owned subsidiary of Aetna Life Insurance and Annuity Company)

                            Statements of Cash Flows
                                  (thousands)


                                                                          9 Months Ended September 30,
                                                                          ----------------------------
                                                                               1997
                                                                            (unaudited)        1996
                                                                            -----------        ----
Cash Flows from Operating Activities:
         Net income (loss)                                                 $     966.8      $   (840.7)
         Adjustments to reconcile net income (loss) to net cash used for operating activities:
         Increase in accrued investment income                                (1,357.7)          (69.7)
         Increase in deferred policy acquisition costs                       (17,992.8)      (13,657.6)
         Net change in amounts due to/from parent and affiliates                 179.4          (174.6)
         Net (decrease) increase in other assets and liabilities              (1,003.8)        5,555.5
         Net decrease in income taxes                                           (730.4)       (2,782.4)
         Net accretion of discount on debt securities                           (309.6)          (61.3)
         Net realized capital (gains) losses                                     (88.6)           17.1
                                                                            ----------       ---------
               Net cash used for operating activities                        (20,336.7)      (12,013.7)
                                                                            ----------       ---------
Cash Flows from Investing Activities:
         Proceeds from sales of:
           Debt securities available for sale                                 12,012.6         2,410.0
           Short-term investments                                              1,000.0          --
         Investment maturities and repayments of:
           Debt securities available for sale                                  2,802.9          --
         Cost of investment purchases in:
           Debt securities available for sale                               (105,029.5)       (2,458.8)
           Short-term investments                                             (1,000.0)         --
                                                                            ----------       ---------
               Net cash used for investing activities                        (90,214.0)          (48.8)
                                                                            ----------       ---------
Cash Flows from Financing Activities:
         Deposits and interest credited for investment contracts              71,075.9        43,734.9
         Withdrawal of investment contracts                                   (3,600.8)         --
         Capital contribution                                                  5,000.0          --
                                                                            ----------       ---------
               Net cash provided by financing activities                      72,475.1        43,734.9

Net (decrease) increase in cash and cash equivalents                         (38,075.6)       31,672.4
Cash and cash equivalents, beginning of period                                51,842.3         4,044.2
                                                                            ----------       ---------
Cash and cash equivalents, end of period                                   $  13,766.6      $ 35,716.6
                                                                           ===========      ==========

Supplemental cash flow information:
    Income taxes paid, net                                                 $     734.0      $  2,232.0
                                                                           ===========      ==========


See Condensed Notes to Financial Statements.

                       AETNA INSURANCE COMPANY OF AMERICA
     (A wholly owned subsidiary of Aetna Life Insurance and Annuity Company)

               Condensed Notes to Financial Statements (unaudited)

1.  Basis of Presentation
    ---------------------

    Aetna Insurance Company of America (the "Company") is a stock life insurance company organized in 1990 under the insurance laws of Connecticut and is a wholly owned subsidiary of Aetna Life Insurance and Annuity Company ("ALIAC"). ALIAC is a wholly owned subsidiary of Aetna Retirement Holdings, Inc. ("HOLDCO"). HOLDCO is a wholly owned subsidiary of Aetna Retirement Services, Inc., whose ultimate parent is Aetna Inc.("Aetna").

    The financial statements have been prepared in accordance with generally accepted accounting principles and are unaudited. Certain reclassifications have been made to 1996 financial information to conform to the 1997 presentation. These interim statements necessarily rely heavily on estimates, including assumptions as to annualized tax rates. In the opinion of management, all adjustments necessary for a fair statement of results for the interim periods have been made. All such adjustments are of a normal, recurring nature. The accompanying condensed financial statements should be read in conjunction with the financial statements and related notes as presented in the Company's 1996 Annual Report on Form 10-K. Certain financial information that is normally included in annual financial statements prepared in accordance with generally accepted accounting principles, but that is not required for interim reporting purposes, has been condensed or omitted.

2.  Future Applications of Accounting Standards
    -------------------------------------------

    Financial Accounting Standard ("FAS") No. 125, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, was issued in June 1996 and provides accounting and reporting standards for transfers of financial assets and extinguishments of liabilities.

    FAS No. 125 is effective for 1997 financial statements; however, certain provisions relating to accounting for repurchase agreements and securities lending are not effective until January 1, 1998. Provisions effective in 1997 did not have a material effect on the Company's financial position or results of operations. The Company does not expect adoption of this statement for provisions effective in 1998 to have a material effect on its financial position or results of operations.

                       AETNA INSURANCE COMPANY OF AMERICA
     (A wholly owned subsidiary of Aetna Life Insurance and Annuity Company)

               Condensed Notes to Financial Statements (unaudited)
                                   (Continued)


2.  Future Applications of Accounting Standards (Continued)
    -------------------------------------------------------

    FAS No. 130, Reporting Comprehensive Income, was issued in June 1997 and establishes standards for the reporting and presentation of comprehensive income and its components in a full set of financial statements. Comprehensive income encompasses all changes in shareholder's equity (except those arising from transactions with owners) and includes net income, net unrealized capital losses on available for sale securities. As this new standard only requires additional information in a financial statement, it will not affect the Company's financial position or results of operations. FAS No. 130 is effective for fiscal years beginning after December 15, 1997, with earlier application permitted. The Company is currently evaluating the presentation alternatives permitted by the statement.

3.  Benefit Plans
    -------------

    As of March 31, 1997, ALIAC transferred to the Company, approximately $505.0 thousand of accrued liabilities, primarily related to the allocation of pension and postretirement benefit expenses that had been previously allocated to ALIAC. The after-tax amount of this transfer (approximately $328.3 thousand) is reported as a reduction of retained earnings.

4.  Litigation
    ----------

    The Company is not currently involved in litigation.

5.  Shareholder's Equity
    --------------------

    On June 26, 1997, the Company received a $5.0 million capital contribution from ALIAC.

                          Independent Auditors' Report

The Shareholder and Board of Directors
Aetna Insurance Company of America:

We have audited the accompanying balance sheets of Aetna Insurance Company of America as of December 31, 1996 and 1995, and the related statements of income, changes in shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 1996. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting priciples used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Aetna Insurance Company of America as of December 31, 1996 and 1995, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 1996, in conformity with generally accepted accounting principles.

                                                      /s/ KPMG PEAT MARWICK LLP

Hartford, Connecticut
March 20, 1997
                                      F-8

                       AETNA INSURANCE COMPANY OF AMERICA
    (A wholly owned subsidiary of Aetna Life Insurance and Annuity Company)

                           Statements of Income
                                (thousands)


                                                          Years Ended December 31
                                                          -----------------------
                                                        1996        1995       1994
                                                        ----        ----       ----
Revenue:
  Charges assessed against policyholders           $  1,293.0   $  132.7    $     --
  Net investment income                               1,556.9      721.0       619.3
  Net realized capital gains (losses)                   (11.2)       8.3          --
  Other income                                           66.4         --          --
                                                   ---------------------------------
    Total revenue                                      2,905.1     862.0       619.3

Benefits and expenses:
  Current and future benefits                          1,651.9        --          --
  Operating expenses                                   2,430.4     481.8        85.6
  Amortization of deferred policy acquisition costs      242.0       --           --
                                                    ------------ ----------   --------
    Total benefits and expenses                        4,324.3     481.8        85.6

Income (loss) before income taxes (benefits)          (1,419.2)    380.2       533.7

  Income taxes (benefits)                               (723.4)    212.3       185.1
                                                    ------------ ----------   --------
Net Income (loss)                                  $    (695.8) $  167.9    $  348.6
                                                    ============ ==========   ========


See Notes to Financial Statements.

                       AETNA INSURANCE COMPANY OF AMERICA
    (A wholly owned subsidiary of Aetna Life Insurance and Annuity Company)

                                Balance Sheets
                         (thousands, except share data)

                                                                         December 31,
Assets                                                                1996          1995
------                                                                ----          ----

Investments:
  Debt securities, available for sale:
    (amortized cost: $24,736.8 and $7,953.0)                    $  24,770.3    $  8,187.4
Cash and cash equivalents                                          51,842.3       4,044.2
Deferred policy acquisition costs                                  21,057.0       2,066.4
Accrued investment income                                             325.8         112.6
Deferred tax asset                                                  1,289.7         467.6
Income taxes receivable                                             1,133.2            --
Other assets                                                          447.6           0.8
Separate Accounts assets                                          303,518.6      43,810.0
                                                                -------------  ------------
    Total assets                                                $ 404,384.5    $ 58,689.0
                                                                -------------  ------------
                                                                -------------  ------------

Liabilities and Shareholder's Equity
------------------------------------

Liabilities:
  Policyholders' funds left with the Company                    $  64,445.4    $       --
  Other liabilities                                                 4,753.2       1,874.2
  Due to parent and affiliates                                        347.2         174.6
  Income taxes payable                                                   --         697.2
  Separate Accounts liabilities                                   303,518.6      43,810.0
                                                                -------------  ------------
    Total liabilities                                             373,064.4      46,556.0
                                                                -------------  ------------

Shareholder's equity:
  Common capital stock, par value $2,000 (1,275 shares
  authorized, issued and outstanding)                               2,550.0       2,550.0
  Paid-in capital                                                  27,550.0       7,550.0
  Net unrealized capital gains                                         90.3         152.4
  Retained earnings                                                 1,129.8       1,880.6
                                                                -------------  ------------
    Total shareholder's equity                                     31,320.1      12,133.0
                                                                -------------  ------------

     Total liabilities and shareholder's equity                 $ 404,384.5    $ 58,689.0
                                                                =============  ============


See Notes to financial Statements.

                       AETNA INSURANCE COMPANY OF AMERICA
    (A wholly owned subsidiary of Aetna Life Insurance and Annuity Company)

               Statements of Changes in Shareholder's Equity
                                  (thousands)


                                                               Years Ended December 31,
                                                               ------------------------

                                                          1996            1995         1994
                                                          ----            ----         ----
Shareholder's equity, beginning of year              $  12,133.0     $  11,675.3  $  11,584.2

Capital contribution                                    20,000.0              --           --

Net income (loss)                                         (695.8)          167.9        348.6

Net change in unrealized capital gains (losses)            (62.1)          289.8       (257.5)

Other changes                                              (55.0)             --          --
                                                     --------------  -------------  ----------
Shareholder's equity, end of year                    $  31,320.1     $  12,133.0  $  11,675.3
                                                     ==============  =============  ==========




See Notes to Financial Statements.

                       AETNA INSURANCE COMPANY OF AMERICA
    (A wholly owned subsidiary of Aetna Life Insurance and Annuity Company)

                          Statements of Cash Flows
                                (thousands)


                                                                                            Years Ended December 31,
                                                                                            ------------------------
                                                                                     1996             1995            1994
                                                                                     ----             ----            ----
Cash Flows from Operating Activities:
     Net income (loss)                                                           $  (695.8)       $  167.9        $  348.6
     Adjustments to reconcile net income (loss) to net cash (used for)
     provided by operating activities:
     Increase in accrued investment income                                          (213.2)          (21.1)             --
     Increase in deferred policy acquisition costs                               (18,990.6)       (2,066.4)             --
     Net change in amounts due to/from parent and affiliates                         172.6           164.1           (79.2)
     Net increase (decrease) in other assets and liabilities                         (25.6)        1,915.9             1.2
     Net (decrease) increase in income taxes                                      (2,710.7)           60.2          (138.9)
     Net amortization of (discount) premium on debt securities                      (104.6)           22.2            88.1
     Net realized capital losses                                                      11.2              --              --
                                                                                ----------        --------        --------
      Net cash (used for) provided by operating activities                       (22,556.7)          242.8           219.8
                                                                                ----------        --------        --------
Cash Flows from Investing Activities:
     Proceeds from sales of:
      Debt securities available for sale                                           2,510.0         3,000.0              --
     Investment maturities and repayments of:
      Short-term investments                                                            --           500.0              --
     Cost of investment purchases in:
      Debt securities available for sale                                         (16,706.0)       (3,939.2)             --
      Short-term investments                                                            --          (492.1)             --
                                                                                 ----------       ---------       --------
       Net cash used for investing activities                                    (14,196.0)         (931.3)             --
                                                                                 ----------       ---------       --------
Cash Flows from Financing Activities:
     Deposits and interest credited for investment contracts                      64,936.2              --              --
     Withdrawal of investment contracts                                             (385.4)
     Capital contribution                                                         20,000.0              --              --
                                                                                 ----------       ---------       --------
       Net cash provided by financing activities                                  84,550.8              --              --
                                                                                 ----------       ---------       --------
Net increase (decrease) in cash and cash equivalents                              47,798.1           (688.5)         219.8
Cash and cash equivalents, beginning of year                                       4,044.2          4,732.7        4,512.9
                                                                                 ----------       ---------       --------

Cash and cash equivalents, end of year                                           $51,842.3         $4,044.2       $4,732.7
                                                                                 ----------       ---------       --------
                                                                                 ----------       ---------       --------

Supplemental cash flow information:
    Income taxes paid, net                                                       $ 1,866.8         $   92.4         $336.7
                                                                                 ==========       ==========      =========


See Notes to Financial Statements.

                       AETNA INSURANCE COMPANY OF AMERICA
    (A wholly owned subsidiary of Aetna Life Insurance and Annuity Company)

                          Notes to Financial Statements

1. Summary of Significant Accounting Policies

      Aetna Insurance Company of America (the "Company") is a stock life insurance company organized in 1990 under the insurance laws of Connecticut. The Company is a wholly owned subsidiary of Aetna Life Insurance and Annuity Company ("ALIAC"). ALIAC is a wholly owned subsidiary of Aetna Retirement Holdings, Inc. ("HOLDCO"). HOLDCO is a wholly owned subsidiary of Aetna Retirement Services, Inc., whose ultimate parent is Aetna Inc. ("Aetna"). During the second quarter of 1995, the Company began marketing and servicing variable annuities to individuals in the qualified and non-qualified markets.

      Basis of Presentation

      These financial statements have been prepared in conformity with generally accepted accounting principles. Certain reclassifications have been made to 1995 and 1994 financial information to conform to the 1996 presentation.

      Future Application of Accounting Standards

      Financial Accounting Standard ("FAS") No. 125 , Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, was issued in June 1996. This statement provides accounting and reporting standards for transfers of financial assets and extinguishments of liabilities. Transactions covered by this statement would include securitizations, sales of partial interests in assets, repurchase agreements and securities lending. This statement requires that after a transfer of financial assets, an entity would recognize any assets it controls and liabilities it has incurred. An entity would not recognize assets when control has been surrendered or liabilities have been satisfied. Portions of this statement are effective for each of 1997 and 1998 financial statements and early adoption is not permitted. The Company does not expect adoption of this statement to have a material effect on its financial position or results of operations.

      Use of Estimates

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

                       AETNA INSURANCE COMPANY OF AMERICA
    (A wholly owned subsidiary of Aetna Life Insurance and Annuity Company)

                    Notes to Financial Statements (Continued)

1. Summary of Significant Accounting Policies (Continued)

      Cash and Cash Equivalents

      Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity of 90 days or less when purchased.

      Investments

      All of the Company's debt securities are classified as available for sale and carried at fair value. These securities are written down (as realized capital losses) for other than temporary declines in value. Unrealized capital gains and losses related to available for sale investments, other than amounts allocable to experience rated contractholders, are reflected in shareholder's equity, net of related taxes.

      Fair values for debt securities are based on quoted market prices or dealer quotations. Where quoted market prices or dealer quotations are not available, fair values are measured utilizing quoted market prices for similar securities or by using discounted cash flow methods. Cost for mortgage-backed securities is adjusted for unamortized premiums and discounts, which are amortized using the interest method over the estimated remaining term of the securities, adjusted for anticipated prepayments.

      Purchases and sales of debt securities are recorded on the trade date.

      Deferred Policy Acquisition Costs

      Certain costs of acquiring insurance business have been deferred. These costs, all of which vary with and are primarily related to the production of new business, consist principally of commissions, certain expenses of underwriting and issuing contracts and certain agency expenses. Such costs are amortized in proportion to estimated gross profits and adjusted to reflect actual gross profits and are amortized over a period of up to twenty years.

      Deferred policy acquisition costs are written off to the extent that it is determined that future policy premiums and investment income or gross profits are not adequate to cover related losses and expenses.

                       AETNA INSURANCE COMPANY OF AMERICA
    (A wholly owned subsidiary of Aetna Life Insurance and Annuity Company)

                    Notes to Financial Statements (Continued)

1. Summary of Significant Accounting Policies (Continued)

      Reserves

      Policyholders' funds left with the Company include reserves for deferred annuity investment contracts. Reserves on such contracts are equal to cumulative deposits less charges and withdrawals plus credited interest thereon (rates range from 4.85% to 6.75%), net of adjustments for investment experience that the Company is entitled to reflect in future credited interest. Reserves on contracts subject to experience rating reflect the rights of contractholders, plan participants and the Company.

      Charges Assessed Against Policyholders and Other Income

      Charges assessed against policyholders' funds for surrender charges, actuarial margin and other fees are recorded as revenue when earned. Other amounts received for these contracts are reflected as deposits and are not recorded as revenue. Other income includes maintenance and surrender fees.

      Separate Accounts

      Assets held under variable annuity contracts are segregated in separate accounts and are invested, as designated by the contractholder, in shares of mutual funds that are managed by Aeltus or other selected mutual funds not managed by Aeltus.

      Separate accounts assets and liabilities are carried at fair value except for those relating to a guaranteed interest option. Since the Company bears the investment risk where the contract is held to maturity, the assets of the separate account supporting the guaranteed interest option are carried at an amortized cost of $82.5 million for 1996 (fair value of $82.9 million) and $10.1 million for 1995 (fair value $9.3 million). Reserves relating to the guaranteed interest option are maintained at fund value and reflect interest credited at rates ranging from 4.74% to 6.60% in 1996 and 4.65% to 6.0% in 1995. Separate accounts assets and liabilities are shown as separate captions in the Balance Sheets. Deposits, investment income and net realized and unrealized capital gains and losses of the non-guaranteed separate accounts are not reflected in the Statements of Income (with the exception of realized capital gains and losses on the sale of assets supporting the guaranteed interest option). The Statements of Cash Flows do not reflect investment activity of the separate accounts.

                       AETNA INSURANCE COMPANY OF AMERICA
    (A wholly owned subsidiary of Aetna Life Insurance and Annuity Company)

                    Notes to Financial Statements (Continued)

1. Summary of Significant Accounting Policies (Continued)

      Income Taxes

      The Company is included in the consolidated federal income tax return of Aetna. The Company is taxed at regular corporate rates after adjusting income reported for financial statement purposes for certain items. Deferred income tax expenses/benefits result from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

2. Investments

      Debt securities available for sale as of December 31, 1996 were as follows:

                                                              Gross        Gross
                                               Amortized    Unrealized   Unrealized     Fair
                                                  Cost        Gains        Losses       Value
                                                  ----        -----        ------       -----
                                                                  (thousands)
U.S. government and government agencies and
authorities                                    $ 8,111.1    $   140.0    $     1.1    $ 8,250.0

U.S. corporate securities:
     Financial                                   7,375.4         --           59.2      7,316.2
     Healthcare & consumer products              2,506.2         --            4.1      2,502.1
     Natural resources                           1,250.0          0.8         --        1,250.8
                                               ---------    ---------    ---------    ---------
  Total U.S. corporate securities               11,131.6          0.8         63.3     11,069.1

Foreign securities                               2,032.3         --           46.0      1,986.3

Commercial/multifamily mortgage-backed
securities                                       2,480.9          3.5         --        2,484.4

Other asset-backed securities                      980.9         --            0.4        980.5
                                               ---------    ---------    ---------    ---------

Total Debt Securities                          $24,736.8    $   144.3    $   110.8    $24,770.3
                                               =========    =========    =========    =========


                       AETNA INSURANCE COMPANY OF AMERICA
    (A wholly owned subsidiary of Aetna Life Insurance and Annuity Company)

                    Notes to Financial Statements (Continued)

2. Investments (Continued)

      Debt securities available for sale as of December 31, 1995 were as follows:

                                                         Gross       Gross
                                           Amortized   Unrealized  Unrealized   Fair
                                              Cost       Gains       Losses     Value
                                              ----       -----       ------     -----
                                                             (thousands)
U.S. government and government agencies
and authorities                            $7,953.0    $  237.4    $    3.0    $8,187.4
                                           ========    ========    ========    ========

      At December 31, 1996 net unrealized appreciation of $33.5 thousand on available for sale debt securities included unrealized losses of $105.4 thousand related to experience rated contracts, which were not reflected in shareholder's equity but in Policyholders' funds left with the Company.

      The amortized  cost and fair value of debt  securities  for the year ended
      December 31, 1996 are shown below by contractual maturity. Actual maturities may differ from contractual maturities because securities may be restructured, called or prepaid.

                                                    Amortized        Fair
                                                      Cost           Value
                                                      ----           -----
                                                           (thousands)

      Due to mature:
           One year or less                         $ 1,477.5    $ 1,480.6
           After one year through five years         10,785.5     10,907.8
           After five years through ten years         7,998.6      7,936.0
           After ten years                            1,013.4        981.0
           Mortgage-backed securities                 2,480.9      2,484.4
           Other asset-backed securities                980.9        980.5
                                                    ---------    ---------

           Total                                    $24,736.8    $24,770.3
                                                    =========    =========

      The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Collateral, primarily cash, which is in excess of the market value of the loaned securities, is deposited by the borrower with a lending agent, and retained and invested by the lending agent to generate additional income for the Company. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value fluctuates. At December 31, 1996 and 1995, the Company had no securities out on loan.

                       AETNA INSURANCE COMPANY OF AMERICA
    (A wholly owned subsidiary of Aetna Life Insurance and Annuity Company)

                    Notes to Financial Statements (Continued)

2. Investments (Continued)

      At December 31, 1996 and 1995, debt securities carried at $4.7 million and $4.4 million, respectively, were on deposit as required by various state regulatory agencies.

      The Company does not have any investments in a single issuer, other than obligations of the U.S. government, with a carrying value in excess of 10% of the Company's shareholder's equity at December 31, 1996.

                       AETNA INSURANCE COMPANY OF AMERICA
    (A wholly owned subsidiary of Aetna Life Insurance and Annuity Company)

                    Notes to Financial Statements (Continued)

3. Financial Instruments

      Estimated Fair Value

      The carrying values and estimated fair values of the Company's financial instruments at December 31, 1996 and 1995 were as follows:

                                                   1996                      1995
                                          --------------------      -------------------
                                          Carrying       Fair       Carrying      Fair
                                            Value        Value        Value       Value
                                            -----        -----        -----       -----
                                               (thousands)               (thousands)
      Liabilities:
      Investment contract liabilities:
           Without a fixed maturity       $64,445.4    $59,401.6    $    --      $    --

      Fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, such as estimates of timing and amount of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument. In evaluating the Company's management of interest rate, price and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

      The following valuation methods and assumptions were used by the Company in estimating the fair value of the above financial instruments:

      Investment contract liabilities (included in policyholders' funds left with the Company) without a fixed maturity:

      Fair value is estimated as the amount payable to the contractholder upon demand. However, the Company has the right under such contracts to delay payment of withdrawals which may ultimately result in paying an amount different than that determined to be payable on demand.

      Off-Balance-Sheet and Other Financial Instruments

      The Company did not have transactions in off-balance sheet instruments in 1996 or 1995.

                       AETNA INSURANCE COMPANY OF AMERICA
    (A wholly owned subsidiary of Aetna Life Insurance and Annuity Company)

                    Notes to Financial Statements (Continued)

4. Net Investment Income

      Sources of net investment income were as follows:

                                            1996        1995        1994
                                            ----        ----        ----
                                                    (thousands)

      Debt securities                     $  547.6    $  457.5    $  414.1
      Cash equivalents                     1,041.6       261.1       205.2
      Other                                   --           2.4        --
                                          --------    --------    --------

      Gross investment income              1,589.2       721.0       619.3
      Less investment expenses                32.3        --          --
                                          --------    --------    --------
      Net investment income               $1,556.9    $  721.0    $  619.3
                                          ========    ========    ========

      Net investment income includes amounts allocable to experience rated contractholders of $855.2 thousand for the year ended December 31, 1996. There were no experience rated contractholders in 1995 and 1994. Interest credited to contractholders is included in current and future benefits.

5. Capital Gains and Losses

      Realized capital gains or losses are the difference between the carrying value and sale proceeds of specific investments sold.

      Net realized capital gains (losses) on debt securities, as reflected in the Statements of Income for the years ended December 31, 1996 and 1995, were $(11.2) thousand and $8.3 thousand, respectively. For the year ended December 31, 1994 there was no realized capital gains or losses.

      Proceeds from the sale of available for sale debt securities and the related gross gains and losses were as follows:

                                            1996        1995        1994
                                            ----        ----        ----
                                                     (thousands)

      Proceeds on sales                   $2,510.0    $3,000.0    $   --
           Gross gains                        12.7         8.3        --
           Gross losses                       23.9        --          --

                       AETNA INSURANCE COMPANY OF AMERICA
    (A wholly owned subsidiary of Aetna Life Insurance and Annuity Company)

                    Notes to Financial Statements (Continued)

5. Capital Gains and Losses on Investment Operations (Continued)

      Changes in shareholder's  equity related to changes in unrealized  capital
      gains   (losses),   (excluding   those   related   to   experience   rated
      contractholders in 1996), were as follows:

                                                          1996       1995      1994
                                                          ----       ----      ----
                                                                  (thousands)
      Debt securities                                    $(95.5)    $371.8    $(257.5)

      Deferred income taxes (See Note 6)                  (33.4)      82.0      --
                                                         ------     ------    -------

      Net change in unrealized capital gains (losses)    $(62.1)    $289.8    $(257.5)
                                                         ======     ======    =======


      Net unrealized capital losses allocable to experience rated contracts of $105.4 thousand at December 31, 1996 are reflected on the Balance Sheets in policyholders' funds left with the Company and are not included in shareholder's equity.

      Shareholder's  equity  included the  following  unrealized  capital  gains
      (losses),   which  are  net  of  amounts  allocable  to  experience  rated contractholders in 1996, at December 31:

                                                   1996       1995       1994
                                                   ----       ----       ----
                                   (thousands)
      Debt securities

           Gross unrealized gains                 $140.0     $237.4    $   4.2
           Gross unrealized losses                  (1.1)      (3.0)    (141.6)
                                                  ------     ------     ------
                                                   138.9      234.4     (137.4)
      Deferred federal income taxes (see Note 6)    48.6       82.0       --
                                                  ------     ------     ------


      Net unrealized capital gains (losses)       $ 90.3     $152.4    $(137.4)
                                                  ======     ======     ======

                       AETNA INSURANCE COMPANY OF AMERICA
    (A wholly owned subsidiary of Aetna Life Insurance and Annuity Company)

                    Notes to Financial Statements (Continued)

6. Income Taxes

      The Company is included in the consolidated federal income tax return of Aetna and combined Connecticut state income tax return of Aetna. Aetna allocates to each member an amount approximating the tax it would have incurred were it not a member of the consolidated group, and credits the member for the use of its tax saving attributes used in the consolidated returns.

      Income taxes for the years ended December 31, consist of:

                                                   1996       1995       1994
                                                   ----       ----       ----
                                   (thousands)
      Current taxes (benefits):
      Income taxes:
           Federal                                $ 98.8     $635.2     $188.1
           State                                   (58.4)     123.4       (2.6)
           Net realized capital gains (losses)      (3.9)       2.9       --
                                                 -------     ------     ------
                                                    36.5      761.5      185.5
                                                 -------     ------     ------
      Deferred tax benefits:
           Federal                                (759.9)    (549.2)      (0.4)
                                                 -------     ------     ------

           Total                                 $(723.4)    $212.3     $185.1
                                                 =======     ======     ======

      Income taxes were different from the amount computed by applying the federal income tax rate to income before income taxes for the following reasons:

                                                          1996         1995          1994
                                                          ----         ----          ----
                                                                    (thousands)
           Income (loss) before income taxes           $(1,419.2)    $  380.2      $  533.7
           Tax rate                                          35%           35%           35%
                                                       --------      --------      --------
           Application of the tax rate                   (496.7)        133.1         186.8

      Tax effect of:
           State income tax, net of federal benefit       (37.9)         80.2          (1.7)
           Excludable dividends                          (182.0)         --            --
           Other, net                                      (6.8)         (1.0)         --
                                                       --------      --------      --------

             Income taxes (benefit)                    $ (723.4)     $  212.3      $  185.1
                                                       ========      ========      ========

                       AETNA INSURANCE COMPANY OF AMERICA
    (A wholly owned subsidiary of Aetna Life Insurance and Annuity Company)

                    Notes to Financial Statements (Continued)

6. Income Taxes (Continued)

      The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities at December 31 are presented below:

                                                            1996        1995
                                                            ----        ----
                                                              (thousands)

      Deferred tax assets:
           Insurance reserves                             $6,932.6    $1,054.6
           Postretirement benefits other than pensions        41.7        --
           Pension                                            52.6        --
           Other                                               9.2         0.2
                                                          --------    --------
      Total gross assets                                   7,036.1     1,054.8

      Deferred tax liabilities:
           Deferred policy acquisition costs               5,697.5       496.4
           Net unrealized capital gains                       48.6        82.0
           Other                                               0.3         8.8
                                                          --------    --------
      Total gross liabilities                              5,746.4       587.2
                                                          --------    --------
           Net deferred tax asset                         $1,289.7    $  467.6
                                                          ========    ========

      Net unrealized capital gains and losses are presented in shareholder's equity net of deferred taxes. Valuation allowances are provided when it is not considered more likely than not that deferred tax assets will be realized. As of December 31, 1996 and 1995, no valuation allowances were required for unrealized capital gains and losses.

      The Internal Revenue Service ("Service") has completed examinations of the consolidated federal income tax returns of Aetna through 1990. Discussions are being held with the Service with respect to proposed adjustments. Management believes there are adequate defenses against, or sufficient reserves to provide for, any such adjustments. The Service has commenced its examinations for the years 1991 through 1994.

                       AETNA INSURANCE COMPANY OF AMERICA
    (A wholly owned subsidiary of Aetna Life Insurance and Annuity Company)

                    Notes to Financial Statements (Continued)

7. Benefit Plans

      The Company utilizes the employees of Aetna and its affiliates (primarily ALIAC). The benefit plan charges allocated to the Company in 1996 and 1995 were immaterial. There were no charges to the Company in 1994.

      As of December 31, 1996, Aetna transferred to the Company approximately $84.0 thousand of accrued liabilities, primarily related to the allocation of ALIAC pension and postretirement benefit plans that had been previously recorded by Aetna. The after tax amount of this transfer (approximately $55.0 thousand) is reported as a reduction in retained earnings.

8. Dividend Restrictions and Shareholder's Equity

      The amount of dividends that may be paid to the shareholder in 1997 without prior approval by the Insurance Commissioner of the State of Connecticut is $2.1 million.

      The Insurance Department of the State of Connecticut (the "Department") recognizes as net income and shareholder's capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Department, which differ in certain respects from generally accepted accounting principles ("GAAP"). Statutory net income (loss) was $(7.9) million, $378.9 thousand and $348.1 thousand for the years ended December 31, 1996, 1995 and 1994, respectively. Statutory capital and surplus was $23.5 million and $12.1 million as of December 31, 1996 and 1995, respectively.

      As of December 31, 1996 the Company does not utilize any statutory accounting practices which are not prescribed by state regulatory authorities that, individually or in the aggregate, materially affect statutory capital and surplus.

9. Related Party Transactions

      Substantially all of the administrative and support functions of the Company are provided by Aetna and its affiliates. The financial statements reflect allocated charges, at cost, for these services based upon measures appropriate for the type and nature of service provided. Total charges allocated to the Company, including rent, salaries and other administrative expenses, were $4,716.5 thousand (of which $2,728 thousand was capitalized as deferred policy acquisition costs) and $350.0 thousand for the years ended December 31, 1996 and 1995, respectively. There were no charges in 1994.

                       AETNA INSURANCE COMPANY OF AMERICA
    (A wholly owned subsidiary of Aetna Life Insurance and Annuity Company)

                    Notes to Financial Statements (continued)

9. Related Party Transactions (Continued)

      The Company is compensated by the separate accounts for bearing mortality and expense risks pertaining to variable annuity contracts. Under the insurance contracts, the separate accounts pay the Company a daily fee which, on an annual basis, is 1.40% of their average daily net assets. The amount of compensation and fees received from the separate accounts, included in Charges Assessed Against Policyholders, amounted to $1,293 thousand and $132.7 thousand for the years ended December 31, 1996 and 1995, respectively. There were no charges assessed against policyholders for the year ended December 31, 1994.

      The Company received a capital contribution of $20.0 million in cash from ALIAC in 1996. The Company received no capital contributions in 1995 and 1994.

      Aeltus Investment Management, Inc. ("Aeltus"), a wholly owned subsidiary of HOLDCO, was named the subadviser of all of the Company's affiliated mutual funds and general account investments effective August 1, 1996 when ALIAC combined its investment management operations into those of Aeltus.

      The Company pays Aeltus a fee which, on an annual basis, is .06% of the average daily net assets under management. The amount of such fees for the year ended December 31, 1996 amounted to $32.4 thousand.

10. Commitments and Contingent Liabilities

      Commitments

      At December 31, 1996 and 1995 the Company had no commitments or contingent liabilities.

      Litigation

      The Company is not currently involved in litigation.

                           VARIABLE ANNUITY ACCOUNT I
                           PART C - OTHER INFORMATION

Item 24.      Financial Statements and Exhibits
     (a) Financial Statements:
         (1)      Included in Part A:
                  Condensed Financial Information
         (2)      Included in Part B:
                  Financial Statements of Variable Annuity Account I:
                  -   Statement of Assets and Liabilities as of December 31,
                      1996
                  - Statements of Operations and Changes in Net Assets for the years ended December 31, 1996 and December 31, 1995
                  -   Notes to Financial Statements
                  -   Independent Auditors' Report
                  - Unaudited Statement of Assets and Liabilities as of September 30, 1997
                  - Unaudited Statements of Operations for the nine-month periods ended September 30, 1997 and 1996
                  - Unaudited Statement of Changes in the Net Assets for the nine-month period ended September 30, 1997
                  Financial Statements of Depositor:
                  -   Independent Auditors' Report
                  - Consolidated Statements of Income for the years ended December 31, 1996, 1995 and 1994
                  - Consolidated Balance Sheets for the years ended December 31, 1996 and 1995
                  -   Consolidated Statements of Changes in Shareholder's Equity
                      for the years ended December 31, 1996, 1995 and 1994
                  -   Consolidated Statements of Cash Flows for the years ended
                      December 31, 1996, 1995 and 1994
                  -   Notes to Consolidated Financial Statements
                  -   Unaudited Consolidated Balance Sheets as of September 30,
                      1997
                  - Unaudited Consolidated Statements of Income for the three- and nine-month periods ended September 30, 1997 and 1996
                  - Unaudited Consolidated Statements of Changes in Shareholder's Equity for the nine-month periods ended September 30, 1997 and 1996
                  - Unaudited Consolidated Statements of Cash Flows for the nine-month periods ended September 30, 1997 and 1996
                  -   Condensed Notes to Consolidated Financial Statements

     (b) Exhibits
         (1)      Resolution of the Board of Directors of Aetna Insurance
                  Company of America establishing Variable Annuity Account I(1)
         (2)      Not Applicable
         (3.1)    Selling Agreement(1)

         (3.2)    Principal Underwriting Agreement(2)
         (3.3)    First Amendment dated April 22, 1996 to Principal Underwriting
                  Agreement(2)
         (4.1)    Variable Annuity Contract G-MP2(5/97)(3)
         (4.2)    Variable Annuity Contract Certificate MP2CERT(5/97)(3)
         (4.3)    Variable Annuity Contract IMP2(5/97)(3)
         (4.4)    Variable Annuity Contract (G2-CDA-94(IR))(1)
         (4.5)    Variable Annuity Contract (G2-CDA-94(NQ))(1)
         (4.6)    Variable Annuity Contract (G-MP2(5/96))(4)
         (4.7)    Certificate of Group Annuity Coverage (MP2CERT(5/96))(4)
         (4.8)    Endorsement (MP2END(9/97)) to Contract G-MP2(5/96) and
                  Certificate MP2CERT(5/96)(3)
         (4.9)    Endorsement (IMP2END(9/97)) to Contract G-MP2(5/96) and
                  Certificate MP2CERT(5/96)(3)
         (5)      Variable Annuity Contract Application(1)
         (6)      Certificate of Incorporation of Aetna Insurance Company of
                  America(1)
         (7)      Not Applicable
         (8.1)    Fund Participation Agreement among Aetna Insurance Company of
                  America, Alger American Fund and Fred Alger Management, Inc.
                  dated August 30, 1995(5)
         (8.2)    Fund Participation Agreement among Calvert Responsibly
                  Invested Balanced Portfolio, Calvert Asset Management Company,
                  Inc. and Aetna Insurance Company of America dated
                  December 1, 1997
         (8.3)    Service Agreement between Calvert Asset Management Company,
                  Inc. and Aetna Insurance Company of America dated
                  December 1, 1997
         (8.4)    Fund Participation Agreement by and among Insurance Management
                  Series, Federated Advisers and Aetna Insurance Company of
                  America dated July 1, 1994(6)
         (8.5)    Fund Participation Agreement among Aetna Insurance Company of
                  America, Variable Insurance Products Fund and Fidelity
                  Distributors Corporation dated October 20, 1995(5)
         (8.6)    Fund Participation Agreement among Aetna Insurance Company of
                  America, Variable Insurance Products Fund II and Fidelity
                  Distributors Corporation dated October 20, 1995(5)
         (8.7)    Fund Participation Agreement between Aetna Insurance Company of America and Janus Aspen Series dated October 3, 1995(5)
         (8.8)    Fund Participation Agreement among Aetna Insurance Company of
                  America and Lexington Natural Resources Trust and Lexington
                  Management Corporation dated September 1, 1995(5)
         (8.9)    Fund Participation Agreement among Aetna Insurance Company of
                  America, Lexington Emerging Markets Fund, Inc. and Lexington
                  Management Corporation dated September 1, 1995(5)

         (8.10)   Fund Participation Agreement among MFS Variable Insurance
                  Trust, Aetna Insurance Company of America and Massachusetts
                  Financial Services Company dated April 30, 1996(5)
         (8.11)   First Amendment dated September 3, 1996 to Fund Participation
                  Agreement among MFS Variable Insurance Trust, Aetna Insurance
                  Company of America and Massachusetts Financial Services
                  Company dated April 30, 1996(7)
         (8.12)   Fund Participation Agreement between Aetna Insurance Company of America, Oppenheimer Variable Account Funds and Oppenheimer
                  Fund, Inc. dated April 1, 1997(4)
         (8.13)   Service Agreement between Aetna Insurance Company of America and Oppenheimer Funds, Inc. dated April 1, 1997(4)
         (8.14)   Fund Participation Agreement among Aetna Insurance Company of
                  America, TCI Portfolios, Inc. and Investors Research
                  Corporation dated October 9, 1995(5)
         (8.15)   Administrative Service Agreement between Aetna Insurance
                  Company of America and Agency, Inc.(5)
         (9)      Opinion and Consent of Counsel
         (10)     Consent of Independent Auditors
         (11)     Not applicable
         (12)     Not applicable
         (13)     Schedule for Computation of Performance Data(1)
         (14)     Not applicable
         (15.1)   Powers of Attorney
         (15.2)   Certificate of Resolution Authorizing Signatures(1)

1. Incorporated by reference to Registration Statement on Form N-4 (File No. 33-59749), as filed electronically on June 1, 1995 (Accession No. 0000950109-95-002138).

2. Incorporated by reference to Registration Statement on Form S-2 (File No. 333-22723), as filed electronically on March 4, 1997 (Accession No. 0000950146-97-000292).

3. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-59749), as filed electronically on November 26, 1997 (Accession No. 0000950146-97-001811).

4. Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 33-59749), as filed electronically on April 16, 1997 (Accession No. 0000950416-97-000620).

5. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 33-59749), as filed electronically on April 22, 1996 (Accession No. 0000912057-96-006719).

6. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-59749), as filed electronically on July 29, 1997 (Accession No. 0000950146-97-001105).

7. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-59749), as filed electronically on September 16, 1996 (Accession No. 0000912057-96-020392).

Item 25.      Directors and Officers of the Depositor

Name and Principal
Business Address*                      Positions and Offices with Depositor

Thomas J. McInerney                    Director and President

Deborah Koltenuk                       Director, Vice President and Treasurer,
                                       Corporate Controller

David W. O'Leary                       Director and Vice President

Shaun P. Mathews                       Director and Senior Vice President

Maria F. McKeon                        Corporate Secretary and Counsel

Alastair G. Longley-Cook               Vice President and Corporate Actuary

     *The principal business address of all directors and officers listed is 151 Farmington Avenue, Hartford, Connecticut 06156.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

     Incorporated herein by reference to Item 26 of Post-Effective Amendment No. 16 to the Registration Statement on Form N-4 (File No. 33-75964), as filed electronically on February 9, 1998 (Accession No. 0000950146-98-00179).

Item 27.      Number of Contract Owners

     As of December 31, 1997, there were 13,426 individuals holding interests in variable annuity contracts funded through Variable Annuity Account I.

Item 28.      Indemnification

Reference is hereby made to Section 33-771(f) of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and Section 33-776(4) regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall indemnify their officers, directors, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, excise tax in the case of an employee benefit plan or reasonable expenses incurred with respect to a proceeding). In the case of a proceeding by or in the right of the corporation, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party. The corporation's obligation to provide such indemnification does not apply unless
(1) the individual has met the standard of conduct set forth in Section 33-771; and (2) a determination is made (by majority vote of a quorum of the board of directors who were not parties to the proceeding, or if a quorum cannot be obtained, by a committee of the board selected as described in Section 33-775(b)(2); by special legal counsel selected by the board of directors or members thereof as described in Section 33-775(b)(3); by shareholders) that the individual met the standard set forth in
Section 33-771; or (3) the court, upon application by the individual, determines in view of all the circumstances that such person is reasonably entitled to be indemnified. Also, unless limited by its Certificate of Incorporation, a corporation must indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because of his relationship as director, officer, employee or agent of the corporation.

The statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who is or was a director, officer, employer or agent of the corporation. Consistent with the statute, Aetna Inc. has procured insurance from Lloyd's of London and several major United States excess insurers for its directors and officers and the directors and officers of its subsidiaries, including the Depositor.

Item 29.      Principal Underwriters

     (a) In addition to serving as the principal underwriter for the Registrant, Aetna Life Insurance and Annuity Company (Aetna) also acts as the investment adviser, only, for Aetna Series Fund, Inc. and the principal underwriter and investment adviser for Portfolio Partners, Inc., Aetna Variable Encore Fund, Aetna Variable Fund, Aetna Generation Portfolios, Inc., Aetna Income Shares, Aetna Investment Advisers Fund, Inc., Aetna GET Fund and Aetna Variable Portfolios, Inc. (all management investment companies registered under the Investment Company Act of 1940 (1940
         Act)). Additionally, Aetna also acts as the principal underwriter and depositor for Variable Life Account B of Aetna, Variable Annuity Account B of Aetna, Variable Annuity Account C of Aetna and Variable Annuity Account G of Aetna (separate accounts of Aetna registered as unit investment trusts under the 1940 Act).

     (b) Directors and Officers of the Underwriter

Name and Principal
Business Address*                 Positions and Offices with Underwriter

Thomas J. McInerney               Director and President

Timothy A. Holt                   Director, Senior Vice President and Chief
                                  Financial Officer

J. Scott Fox                      Director and Senior Vice President

John Y. Kim                       Director and Senior Vice President

Shaun P. Mathews                  Director and Senior Vice President

Name and Principal
Business Address*                 Positions and Offices with Underwriter

Thomas P. Waldron                 Director

Deborah Koltenuk                  Vice President and Treasurer, Corporate
                                  Controller

Frederick D. Kelsven              Vice President and Chief Compliance Officer

Kirk P. Wickman                   Vice President, General Counsel and Corporate
                                  Secretary

* The principal business address of all directors and officers listed is 151 Farmington Avenue, Hartford, Connecticut 06156.

     (c) Not applicable

Item 30.      Location of Accounts and Records

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are located at the home office of the Depositor as follows:

                      Aetna Insurance Company of America
                      151 Farmington Avenue
                      Hartford, Connecticut  06156

Item 31.      Management Services

     Not applicable

Item 32.      Undertakings

     Registrant hereby undertakes:

     (a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

     (b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

     (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

     (d) The Company hereby represents that it is relying upon and complies with the provisions of Paragraphs (1) through (4) of the SEC Staff's No-Action Letter dated November 22, 1988 with respect to language covering withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code, See American Counsel of Life Insurance; SEC No-Action Letter, [1989 Transfer Binder] Fed. SEC. L.Rep. (CCH) 78,904 at 78,523 (November 22, 1988).

     (e) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     (f) Aetna Insurance Company of America represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account I of Aetna Insurance Company of America, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 33-59749) and has duly caused this Post-Effective Amendment to be signed on its behalf in the City of Hartford, and State of Connecticut, on the 13th day of February, 1998.

                            VARIABLE ANNUITY ACCOUNT I OF AETNA
                              INSURANCE COMPANY OF AMERICA
                                 (Registrant)

                            By:  AETNA INSURANCE COMPANY OF AMERICA
                                 (Depositor)

                            By    Thomas J. McInerney*
                                  ---------------------------------------------
                                  Thomas J. McInerney
                                  President

       As required by the Securities Act of 1933, this Post-Effective Amendment No. 7 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                             Title                                                             Date
Thomas J. McInerney*                  Director and President                                         )
------------------------------------  (principal executive officer)                                  )
Thomas J. McInerney                                                                                  )
                                                                                                     )
Deborah Koltenuk*                     Director, Vice President and Treasurer,                        )
------------------------------------  Corporate Controller                                           )
Deborah Koltenuk                      (principal accounting and financial officer)                   )   February
                                                                                                     )   13, 1998
                                                                                                     )
Shaun P. Mathews*                     Director                                                       )
------------------------------------                                                                 )
Shaun P. Mathews                                                                                     )
                                                                                                     )
David W. O'Leary*                     Director                                                       )
------------------------------------                                                                 )
David W. O'Leary                                                                                     )


By:       /s/ Julie E. Rockmore
          -----------------------------------------------------------
          Julie E. Rockmore
          *Attorney-in-Fact

                                            VARIABLE ANNUITY ACCOUNT I
                                                   EXHIBIT INDEX

Exhibit No.            Exhibit                                                                        Page
99-B.1                 Resolution of the Board of Directors of Aetna Insurance Company of America
                       establishing Variable Annuity Account I                                               *

99-B.3.1               Selling Agreement                                                                     *

99-B.3.2               Principal Underwriting Agreement                                                      *

99-B.3.3               First Amendment dated April 22, 1996 to Principal Underwriting Agreement              *

99-B.4.1               Variable Annuity Contract G-MP2(5/97)                                                 *

99-B.4.2               Variable Annuity Contract Certificate MP2CERT(5/97)                                   *

99-B.4.3               Variable Annuity Contract IMP2(5/97)                                                  *

99-B.4.4               Variable Annuity Contract (G2-CDA-94(IR))                                             *

99-B.4.5               Variable Annuity Contract (G2-CDA-94(NQ))                                             *

99-B.4.6               Variable Annuity Contract (G-MP2(5/96))                                               *

99-B.4.7               Certificate of Group Annuity Coverage (MP2CERT(5/96))                                 *

99-B.4.8               Endorsement (MP2END(9/97)) to Contract G-MP2(5/96) and Certificate                    *
                       MP2CERT(5/96)

99-B.4.9               Endorsement (IMP2END(9/97)) to Contract G-MP2(5/96) and Certificate                   *
                       MP2CERT(5/96)

99-B.5                 Variable Annuity Contract Application                                                 *

99-B.6                 Certificate of Incorporation of Aetna Insurance Company of America                    *

99-B.8.1               Fund Participation Agreement among Aetna Insurance Company of America, Alger          *
                       American Fund and Fred Alger Management, Inc. dated August 30, 1995






Exhibit No.            Exhibit                                                                        Page

99-B.8.2               Fund Participation Agreement among Calvert Responsibly Invested Balanced
                       Portfolio, Calvert Asset Management Company, Inc. and Aetna Insurance
                       Company of America dated December 1, 1997
                                                                                                      -----------------

99-B.8.3               Service Agreement between Calvert Asset Management Company, Inc. and Aetna
                       Insurance Company of America dated December 1, 1997
                                                                                                      -----------------

99-B.8.4               Fund Participation Agreement by and among Insurance Management Series,                *
                       Federated Advisers and Aetna Insurance Company of America dated July 1, 1994

99-B.8.5               Fund Participation Agreement among Aetna Insurance Company of America,                *
                       Variable Insurance Products Fund and Fidelity Distributors Corporation dated
                       October 20, 1995

99-B.8.6               Fund Participation Agreement among Aetna Insurance Company of America,                *
                       Variable Insurance Products Fund II and Fidelity Distributors Corporation
                       dated October 20, 1995

99-B.8.7               Fund Participation Agreement between Aetna Insurance Company of America and           *
                       Janus Aspen Series dated October 3, 1995

99-B.8.8               Fund Participation Agreement among MFS Variable Insurance Trust, Aetna                *
                       Insurance Company of America and Massachusetts Financial Services Company
                       dated April 30, 1996

99-B.8.9               Fund Participation Agreement among Aetna Insurance Company of America and             *
                       Lexington Natural Resources Trust and Lexington Management Corporation dated
                       September 1, 1995

99-B.8.10              Fund Participation Agreement among Aetna Insurance Company of America,                *
                       Lexington Emerging Markets Fund, Inc. and Lexington Management Corporation
                       dated September 1, 1995

99-B.8.11              First Amendment dated September 3, 1996 to Fund Participation Agreement               *
                       among MFS Variable Insurance Trust, Aetna Insurance Company of America and
                       Massachusetts Financial Services Company dated April 30, 1996





Exhibit No.            Exhibit                                                                        Page

99-B.8.12              Fund Participation Agreement between Aetna Insurance Company of America,              *
                       Oppenheimer Variable Account Funds and Oppenheimer Fund, Inc. dated April 1,
                       1997

99-B.8.13              Service Agreement between Aetna Insurance Company of America and Oppenheimer          *
                       Funds, Inc. dated April 1, 1997

99-B.8.14              Fund Participation Agreement among Aetna Insurance Company of America, TCI            *
                       Portfolios, Inc. and Investors Research Corporation dated October 9, 1995

99-B.8.15              Administrative Service Agreement between Aetna Insurance Company of America           *
                       and Agency, Inc.

99-B.9                 Opinion and Consent of Counsel
                                                                                                      -----------------

99-B.10                Consent of Independent Auditors
                                                                                                      -----------------

99-B.13                Schedule for Computation of Performance Data                                          *

99-B.15.1              Powers of Attorney
                                                                                                      -----------------

99-B.15.2              Certificate of Resolution Authorizing Signatures                                      *



*Incorporated by reference